Goldman Sachs Core Bond ETF
Schedule of Investments
May 31, 2026 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Mortgage-Backed Securities – 35.0%
a
ARZ Trust , Series 2024-BILT, Class A
$ 200,000 5.772%
06/11/39
(a)
$ 202,002
BANK , Series 2021-BN35, Class A5
200,000 2.285
06/15/64
(b)
176,557
BANK , Series 2024-BNK48, Class AS
1,250,000 5.355
10/15/57
(b)(c)
1,250,059
BANK , Series 2025-BNK51, Class B
100,000 5.895
12/25/67
(b)(c)
101,914
BANK5 , Series 2023-5YR3, Class A3
2,450,000 6.724
09/15/56
(b)(c)
2,541,254
BANK5 , Series 2024-5YR7, Class A3
350,000 5.769
06/15/57
(b)
359,443
BANK5 , Series 2024-5YR9, Class AS
180,000 6.182
08/15/57
(b)(c)
185,966
BANK5 , Series 2025-5YR14, Class A3
180,000 5.646
04/15/58
(b)
185,001
BANK5 , Series 2025-5YR15, Class A3
300,000 5.452
07/15/58
(b)
306,421
BANK5 , Series 2025-5YR19, Class A3
200,000 5.270
12/15/58
(b)
203,517
BANK5 , Series 2026-5YR21, Class A3
300,000 5.525
04/15/59
(b)
308,123
BANK5 , Series 2026-5YR22, Class A3
1,100,000 5.713
06/15/59
(b)(d)
1,137,167
Benchmark Mortgage Trust , Series 2019-B11, Class A5
250,000 3.542
05/15/52
(b)
240,858
Benchmark Mortgage Trust , Series 2020-B22, Class ASB
88,826 1.731
01/15/54
(b)
83,857
Benchmark Mortgage Trust , Series 2021-B28, Class ASB
220,000 1.980
08/15/54
205,085
Benchmark Mortgage Trust , Series 2023-B39, Class A5
250,000 5.754
07/15/56
(b)
260,233
BFLD Commercial Mortgage Trust , Series 2025-660F, Class B
(TSFR1M + 1.800%)
250,000 5.427
11/15/42
(a)(c)
250,750
BMO Mortgage Trust , Series 2024-5C4, Class A3
1,900,000 6.526
05/15/57
(b)(c)
1,982,065
BMO Mortgage Trust , Series 2024-5C7, Class A3
400,000 5.566
11/15/57
(b)(c)
408,593
BMO Mortgage Trust , Series 2026-C14, Class A5
200,000 5.317
02/15/59
(b)
202,297
BSTN Commercial Mortgage Trust , Series 2025-1C, Class A
200,000 5.369
06/15/44
(a)(c)
202,693
BX Commercial Mortgage Trust , Series 2026-CSMO, Class A
(TSFR1M + 1.400%)
2,500,000 5.027
02/15/43
(a)(c)
2,505,160
BX Commercial Mortgage Trust , Series 2026-CSMO, Class B
(TSFR1M + 1.700%)
450,000 5.327
02/15/43
(a)(c)
451,228
BX Commercial Mortgage Trust , Series 2026-LP3, Class A
(TSFR1M + 1.380%)
980,704 5.007
04/15/43
(a)(c)
983,021
BX Trust , Series 2024-BIO, Class A
(TSFR1M + 1.642%)
1,875,000 5.269
02/15/41
(a)(c)
1,873,537
BX Trust , Series 2025-ARIA, Class A
1,846,000 5.031
12/13/42
(a)(c)
1,852,061
Principal
Amount Interest Rate Maturity Date Value
a
Mortgage-Backed Securities – (continued)
a
BX Trust , Series 2025-ROIC, Class A
(TSFR1M + 1.144%)
$ 1,638,723 4.771%
03/15/30
(a)(c)
$ 1,635,963
COMM Mortgage Trust , Series 2024-277P, Class A
250,000 6.338
08/10/44
(a)
259,275
DBC Mortgage Trust , Series 2025-DBC, Class A
(TSFR1M + 1.350%)
250,000 4.978
11/15/42
(a)(b)(c)
250,072
Durst Commercial Mortgage Trust , Series 2025-151, Class A
2,000,000 5.145
08/10/42
(a)(c)
2,012,800
Federal Home Loan Mortgage Corporation
466,257 2.000
05/01/51
376,657
226,898 2.000
07/01/51
183,058
11,242,628 2.500
03/01/52
9,472,887
214,578 5.500
11/01/53
216,624
188,769 6.000
07/01/54
193,381
9,311,198 5.000
09/01/54
9,240,664
903,063 5.500
02/01/55
908,847
Federal National Mortgage Association
3,000,000 4.500 TBA-15yr
(e)
2,968,044
9,855,759 2.000
02/01/51
7,972,052
1,276,077 2.000
10/01/51
1,028,631
226,354 3.000
02/01/52
200,066
494,678 5.500
04/01/54
499,385
431,666 5.500
01/01/55
434,569
243,390 5.500
11/01/55
246,294
9,000,000 2.000 TBA-30yr
(e)
7,200,297
27,000,000 2.500 TBA-30yr
(e)
22,599,972
2,000,000 3.000 TBA-30yr
(e)
1,746,412
3,000,000 3.500 TBA-30yr
(e)
2,726,964
6,000,000 4.500 TBA-30yr
(e)
5,758,812
3,000,000 5.000 TBA-30yr
(e)
2,951,352
20,000,000 5.500 TBA-30yr
(e)
20,088,400
4,000,000 6.000 TBA-30yr
(e)
4,084,040
2,000,000 6.500 TBA-30yr
(e)
2,078,120
Freddie Mac Multifamily Structured Pass Through Certificates ,
Series K547, Class A2
100,000 4.421
05/25/30
(b)(c)
100,019
Government National Mortgage Association
368,646 2.500
06/20/50
315,826
385,200 2.000
12/20/51
316,268
240,243 3.000
03/20/52
213,700
963,214 4.500
09/20/52
935,224
291,480 5.500
02/20/55
294,143
1,000,000 2.500 TBA-30yr
(e)
855,258
4,000,000 2.000 TBA-30yr
(e)
3,281,932
2,000,000 6.000 TBA-30yr
(e)
2,037,720
2,000,000 3.000 TBA-30yr
(e)
1,777,680
2,000,000 3.500 TBA-30yr
(e)
1,801,268
3,000,000 4.500 TBA-30yr
(e)
2,885,511
4,000,000 5.000 TBA-30yr
(e)
3,949,724
4,000,000 5.500 TBA-30yr
(e)
4,024,640
3,000,000 6.000 TBA-30yr
(e)
3,054,750
GWT , Series 2024-WLF2, Class A
(TSFR1M + 1.691%)
300,000 5.318
05/15/41
(a)(c)
300,749
HLTN Commercial Mortgage Trust , Series 2026-DPLO, Class A
(TSFR1M + 1.700%)
2,700,000 5.327
04/15/41
(a)(c)
2,706,550

Goldman Sachs Core Bond ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Mortgage-Backed Securities – (continued)
a
Houston Galleria Mall Trust , Series 2025-HGLR, Class A
$ 3,268,000 5.462%
02/05/45
(a)(c)
$ 3,339,692
Hudson Yards Mortgage Trust , Series 2025-SPRL, Class A
100,000 5.467
01/13/40
(a)(c)
102,043
IRV Trust , Series 2025-200P, Class C
250,000 5.730
03/14/47
(a)(b)(c)
248,720
J.P. Morgan Chase Commercial Mortgage Securities Trust , Series
2022-NLP, Class A
(TSFR1M + 0.847%)
135,256 4.474
04/15/37
(a)(c)
133,867
J.P. Morgan Chase Commercial Mortgage Securities Trust , Series
2024-OMNI, Class A
180,000 5.797
10/05/39
(a)(c)
181,501
JPMDB Commercial Mortgage Securities Trust , Series 2017-C7,
Class A5
480,000 3.409
10/15/50
(b)
473,070
LBTY Commercial Mortgage Trust , Series 2026-225L, Class A
1,500,000 4.593
02/10/43
(a)(c)
1,474,880
MAD Commercial Mortgage Trust , Series 2025-11MD, Class A
3,100,000 4.754
10/15/42
(a)(c)
3,081,116
Manhattan West Mortgage Trust , Series 2026-2MW, Class A
1,200,000 5.498
06/10/48
(a)(c)
1,204,482
Manhattan West Mortgage Trust , Series 2026-2MW, Class B
600,000 5.718
06/10/48
(a)(c)
603,108
MTN Commercial Mortgage Trust , Series 2026-LPFX, Class A
1,800,000 5.153
05/15/43
(a)(c)
1,788,131
NYC Commercial Mortgage Trust , Series 2025-11X, Class A
(TSFR1M + 1.743%)
250,000 5.370
10/15/40
(a)(c)
250,831
NYC Commercial Mortgage Trust , Series 2025-11X, Class B
(TSFR1M + 2.093%)
250,000 5.720
10/15/40
(a)(c)
250,737
NYC Commercial Mortgage Trust , Series 2025-300P, Class A
2,140,000 4.879
07/13/42
(a)(c)
2,119,045
NYC Trust , Series 2026-9W57, Class A
2,000,000 5.053
06/06/40
(a)(b)(c)
1,992,375
NYC Trust , Series 2026-9W57, Class B
800,000 5.353
06/06/40
(a)(b)(c)
798,038
SCG Trust , Series 2025-SNIP, Class A
(TSFR1M + 1.500%)
2,500,000 5.127
09/15/42
(a)(c)
2,507,474
Wells Fargo Commercial Mortgage Trust , Series 2024-1CHI, Class
A
119,000 5.307
07/15/35
(a)(c)
119,311
Wells Fargo Commercial Mortgage Trust , Series 2026-1250B,
Class A
150,000 4.677
03/10/41
(a)(c)
148,362
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $175,958,253)
175,460,245
a
Corporate Obligations – 24.2%
Advertising – 0.0%
Lamar Media Corp.
55,000 5.375
11/01/33
(a)(b)
54,195
Aerospace & Defense – 1.2%
Axon Enterprise, Inc.
50,000 6.250
03/15/33
(a)(b)
51,173
Boeing Co. (The)
50,000 5.040
05/01/27
(b)
50,283
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Aerospace & Defense – (continued)
Boeing Co. (The) – (continued)
$ 220,000 6.259%
05/01/27
(b)
$ 223,543
50,000 3.450
11/01/28
(b)
48,768
42,000 5.150
05/01/30
(b)
42,688
150,000 3.600
05/01/34
(b)
135,385
140,000 6.528
05/01/34
(b)
152,846
430,000 3.250
02/01/35
(b)
373,794
284,000 6.625
02/15/38
311,362
1,077,000 3.550
03/01/38
(b)
899,526
1,520,000 6.875
03/15/39
1,700,959
236,000 5.705
05/01/40
(b)
240,522
128,000 3.625
03/01/48
(b)
91,368
529,000 3.850
11/01/48
(b)
390,604
82,000 3.750
02/01/50
(b)
60,005
11,000 6.858
05/01/54
(b)
12,424
Hexcel Corp.
64,000 5.875
02/26/35
(b)
65,921
Howmet Aerospace, Inc.
50,000 4.850
10/15/31
(b)
50,314
Moog, Inc.
30,000 5.500
10/15/34
(a)(b)
29,805
TransDigm , Inc.
794,000 6.375
05/31/33
(a)(b)
802,204
5,000 6.250
01/31/34
(a)(b)
5,116
60,000 6.750
01/31/34
(a)(b)
61,536
15,000 6.125
07/31/34
(a)(b)
14,930
5,815,076
Banks – 7.1%
American Express Co.
(SOFR + 1.760%)
42,000 4.420
08/03/33
(b)(c)
40,900
(SOFR + 1.420%)
152,000 5.284
07/26/35
(b)(c)
153,779
(SOFR + 1.790%)
100,000 5.667
04/25/36
(b)(c)
103,668
(SOFR + 1.237%)
141,000 4.804
10/24/36
(b)(c)
136,475
Bank of America Corp.
(SOFR + 1.320%)
76,000 2.687
04/22/32
(b)(c)
68,985
(SOFR + 1.220%)
96,000 2.299
07/21/32
(b)(c)
84,887
(SOFR + 1.210%)
10,000 2.572
10/20/32
(b)(c)
8,914
(SOFR + 1.830%)
164,000 4.571
04/27/33
(b)(c)
161,023
(SOFR + 1.910%)
134,000 5.288
04/25/34
(b)(c)
136,075
(SOFR + 1.840%)
115,000 5.872
09/15/34
(b)(c)
120,556
(SOFR + 1.650%)
75,000 5.468
01/23/35
(b)(c)
76,642
(SOFR + 1.738%)
3,268,000 5.518
10/25/35
(b)(c)
3,292,890
(SOFR + 1.697%)
853,000 5.744
02/12/36
(b)(c)
871,076
(US 5 Year CMT T-Note +
1.200%)
213,000 2.482
09/21/36
(b)(c)
185,756

Goldman Sachs Core Bond ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Banks – (continued)
(US 5 Year CMT T-Note +
1.200%) – (continued)
$ 200,000 6.110%
01/29/37
$ 210,967
(SOFR + 1.130%)
100,000 5.045
02/06/37
(b)(c)
98,511
(TSFR3M + 2.076%)
24,000 4.244
04/24/38
(b)(c)
21,951
(SOFR + 1.580%)
50,000 3.311
04/22/42
(b)(c)
38,663
Bank of America Corp. , MTN
(SOFR + 1.530%)
197,000 1.898
07/23/31
(b)(c)
175,960
(SOFR + 1.370%)
302,000 1.922
10/24/31
(b)(c)
267,851
(SOFR + 1.330%)
226,000 2.972
02/04/33
(b)(c)
204,347
(SOFR + 2.160%)
223,000 5.015
07/22/33
(b)(c)
224,117
(SOFR + 1.913%)
1,133,000 5.425
08/15/35
(b)(c)
1,138,386
(SOFR + 1.930%)
50,000 2.676
06/19/41
(b)(c)
36,281
Bank of America Corp. , Series N
(SOFR + 1.220%)
300,000 2.651
03/11/32
(b)(c)
272,250
Bank of America NA
250,000 6.000
10/15/36
264,747
Capital One Financial Corp.
50,000 4.100
02/09/27
(b)
49,938
65,000 3.750
03/09/27
(b)
64,779
(SOFR + 2.057%)
25,000 4.927
05/10/28
(b)(c)
25,101
(SOFR + 1.250%)
10,000 4.493
09/11/31
(b)(c)
9,826
(SOFR + 3.070%)
15,000 7.624
10/30/31
(b)(c)
16,522
(SOFRINDX + 3.370%)
20,000 7.964
11/02/34
(b)(c)
23,041
(SOFR + 2.260%)
50,000 6.051
02/01/35
(b)(c)
51,933
(SOFR + 1.990%)
1,138,000 5.884
07/26/35
(b)(c)
1,169,017
(SOFR + 2.036%)
119,000 6.183
01/30/36
(b)(c)
121,737
(SOFR + 1.630%)
155,000 5.197
09/11/36
(b)(c)
150,880
(SOFR + 1.508%)
20,000 5.399
01/30/37
(b)(c)
19,729
Citigroup, Inc.
(SOFR + 1.422%)
77,000 2.976
11/05/30
(b)(c)
72,821
(SOFR + 1.146%)
50,000 2.666
01/29/31
(b)(c)
46,530
(SOFR + 3.914%)
197,000 4.412
03/31/31
(b)(c)
194,747
(SOFR + 2.107%)
61,000 2.572
06/03/31
(b)(c)
56,110
(SOFR + 1.171%)
30,000 4.503
09/11/31
(b)(c)
29,679
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Banks – (continued)
(SOFR + 1.167%)
$ 137,000 2.561%
05/01/32
(b)(c)
$ 123,255
(SOFR + 1.351%)
718,000 3.057
01/25/33
(b)(c)
651,096
(SOFR + 2.338%)
96,000 6.270
11/17/33
(b)(c)
102,532
(SOFR + 1.447%)
298,000 5.449
06/11/35
(b)(c)
303,426
(SOFR + 1.830%)
200,000 6.020
01/24/36
(b)(c)
205,968
(TSFR3M + 1.430%)
49,000 3.878
01/24/39
(b)(c)
42,549
(US 5 Year CMT T-Note +
1.730%)
69,000 5.411
09/19/39
(b)(c)
68,195
Citigroup, Inc. , Series EE
(US 5 Year CMT T-Note +
2.572%)
26,000 6.750
02/15/75
(b)(c)
26,244
Citizens Financial Group, Inc.
(SOFR + 2.010%)
19,000 5.841
01/23/30
(b)(c)
19,505
10,000 2.500
02/06/30
(b)
9,212
11,000 3.250
04/30/30
(b)
10,411
First Horizon Corp.
(SOFR + 1.766%)
619,000 5.514
03/07/31
(b)(c)
627,523
Huntington Bancshares, Inc.
(SOFRINDX + 1.870%)
292,000 5.709
02/02/35
(b)(c)
299,136
(US 5 Year CMT T-Note +
1.700%)
637,000 6.141
11/18/39
(b)(c)
651,154
JPMorgan Chase & Co.
(TSFR3M + 1.105%)
30,000 1.764
11/19/31
(b)(c)
26,445
(SOFR + 0.840%)
1,190,000 4.347
01/22/32
(b)(c)
1,168,977
(TSFR3M + 1.250%)
10,000 2.580
04/22/32
(b)(c)
9,033
(SOFR + 1.260%)
10,000 2.963
01/25/33
(b)(c)
9,070
(SOFR + 1.800%)
20,000 4.586
04/26/33
(b)(c)
19,698
(SOFR + 2.080%)
10,000 4.912
07/25/33
(b)(c)
10,013
(SOFR + 1.845%)
40,000 5.350
06/01/34
(b)(c)
40,798
(SOFR + 1.460%)
30,000 5.294
07/22/35
(b)(c)
30,289
(SOFR + 1.315%)
95,000 5.502
01/24/36
(b)(c)
97,204
(SOFR + 1.680%)
33,000 5.572
04/22/36
(b)(c)
33,950
(SOFR + 1.635%)
129,000 5.576
07/23/36
(b)(c)
130,870
(SOFR + 1.190%)
501,000 4.810
10/22/36
(b)(c)
486,441

Goldman Sachs Core Bond ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Banks – (continued)
(SOFR + 1.070%)
$ 747,000 4.898%
01/22/37
(b)(c)
$ 727,759
(SOFR + 1.300%)
3,330,000 5.193
02/05/37
(b)(c)
3,277,671
119,000 6.400
05/15/38
131,467
(TSFR3M + 1.622%)
121,000 3.882
07/24/38
(b)(c)
106,918
(TSFR3M + 2.460%)
50,000 3.109
04/22/41
(b)(c)
38,688
(TSFR3M + 1.510%)
50,000 2.525
11/19/41
(b)(c)
35,441
M&T Bank Corp.
(SOFR + 2.260%)
1,149,000 6.082
03/13/32
(b)(c)
1,199,576
(SOFR + 1.850%)
30,000 5.053
01/27/34
(b)(c)
29,786
(US 5 Year CMT T-Note +
1.430%)
120,000 5.400
07/30/35
(b)(c)
119,646
M&T Bank Corp. , MTN
(SOFR + 1.610%)
313,000 5.385
01/16/36
(b)(c)
312,621
Morgan Stanley
(SOFR + 1.630%)
1,000,000 5.449
07/20/29
(b)(c)
1,017,046
(SOFR + 0.800%)
1,000,000 4.238
01/09/30
(b)(c)
989,181
(SOFR + 2.560%)
110,000 6.342
10/18/33
(b)(c)
117,810
(SOFR + 1.730%)
567,000 5.466
01/18/35
(b)(c)
577,616
(SOFR + 1.555%)
105,000 5.320
07/19/35
(b)(c)
105,935
(SOFR + 1.418%)
305,000 5.587
01/18/36
(b)(c)
312,681
(SOFR + 1.757%)
339,000 5.664
04/17/36
(b)(c)
349,121
(SOFR + 1.360%)
2,676,000 2.484
09/16/36
(b)(c)
2,327,080
(SOFR + 1.184%)
250,000 5.073
01/30/37
(b)(c)
245,056
116,000 3.971
07/22/38
(b)(c)
102,013
(US 5 Year CMT T-Note +
1.800%)
48,000 5.942
02/07/39
(b)(c)
49,596
(SOFR + 1.485%)
50,000 3.217
04/22/42
(b)(c)
38,161
Morgan Stanley , GMTN
(SOFR + 1.178%)
300,000 2.239
07/21/32
(b)(c)
263,716
Morgan Stanley , MTN
(SOFR + 1.034%)
25,000 1.794
02/13/32
(b)(c)
21,765
(SOFR + 1.870%)
268,000 5.250
04/21/34
(b)(c)
270,754
(SOFR + 1.880%)
75,000 5.424
07/21/34
(b)(c)
76,452
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Banks – (continued)
Morgan Stanley , Series I
(SOFR + 1.314%)
$ 184,000 4.892%
10/22/36
(b)(c)
$ 178,453
Morgan Stanley Private Bank NA
(SOFR + 0.762%)
4,267,000 4.213
02/08/30
(b)(c)
4,218,574
Regions Financial Corp.
(SOFR + 1.490%)
40,000 5.722
06/06/30
(b)(c)
41,030
State Street Corp.
(US 5 Year CMT T-Note +
2.135%)
12,000 6.450
06/15/75
(b)(c)
12,307
Synchrony Financial
(SOFRINDX + 2.130%)
20,000 5.935
08/02/30
(b)(c)
20,381
(SOFR + 1.530%)
560,000 4.947
02/25/32
(b)(c)
546,518
Truist Financial Corp. , MTN
(SOFR + 1.620%)
62,000 5.435
01/24/30
(b)(c)
63,243
(SOFR + 2.361%)
33,000 5.867
06/08/34
(b)(c)
34,342
(SOFR + 1.922%)
526,000 5.711
01/24/35
(b)(c)
541,784
(SOFR + 1.395%)
517,000 4.964
10/23/36
(b)(c)
501,700
Truist Financial Corp. , Series I
(SOFR + 1.414%)
258,000 5.281
04/23/37
(b)(c)
255,558
U.S. Bancorp
(SOFR + 1.296%)
161,000 5.083
05/15/31
(b)(c)
163,189
(SOFR + 1.101%)
222,000 5.033
01/26/37
(b)(c)
218,424
Wells Fargo & Co.
(SOFR + 1.370%)
50,000 4.970
04/23/29
(b)(c)
50,377
(SOFR + 1.500%)
30,000 5.198
01/23/30
(b)(c)
30,440
(SOFR + 2.060%)
10,000 6.491
10/23/34
(b)(c)
10,831
(SOFR + 1.780%)
70,000 5.499
01/23/35
(b)(c)
71,417
30,000 5.375
02/07/35
30,799
(SOFR + 1.340%)
105,000 4.892
09/15/36
(b)(c)
102,415
(SOFR + 1.100%)
98,000 4.960
01/23/37
(b)(c)
95,755
Wells Fargo & Co. , MTN
(TSFR3M + 1.572%)
50,000 3.584
05/22/28
(b)(c)
49,614
35,781,748
Basic Industry – 0.3%
Qnity Electronics, Inc.
5,000 6.250
08/15/33
(a)(b)
5,103

Goldman Sachs Core Bond ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Basic Industry – (continued)
Solstice Advanced Materials, Inc.
$ 1,234,000 5.625%
09/30/33
(a)(b)
$ 1,219,371
1,224,474
Brokerage – 0.1%
Jane Street Group / JSG Finance, Inc.
358,000 6.750
05/01/33
(a)(b)
368,145
VFH Parent LLC / Valor Co.-Issuer, Inc.
10,000 7.500
06/15/31
(a)(b)
10,475
378,620
Building Materials – 0.9%
Advanced Drainage Systems, Inc.
741,000 5.375
03/01/34
(a)(b)
723,965
AECOM
1,281,000 6.000
08/01/33
(a)(b)
1,281,585
Allegion  U.S. Holding Co., Inc.
155,000 5.600
05/29/34
(b)
158,104
Builders FirstSource , Inc.
11,000 4.250
02/01/32
(a)(b)
10,128
783,000 6.750
05/15/35
(a)(b)
791,237
Ferguson Enterprises, Inc.
23,000 4.350
03/15/31
(b)
22,626
Installed Building Products, Inc.
170,000 5.625
02/01/34
(a)(b)
166,995
QXO Building Products, Inc.
537,000 6.750
04/30/32
(a)(b)
547,345
Standard Building Solutions, Inc.
961,000 6.250
08/01/33
(a)(b)
961,691
4,663,676
Capital Goods – 1.1%
AGCO Corp.
1,000,000 5.800
03/21/34
(b)
1,027,930
Atkore, Inc.
22,000 4.250
06/01/31
(a)(b)
20,977
CACI International, Inc.
110,000 6.375
06/15/33
(a)(b)
112,506
Carrier Global Corp.
100,000 2.493
02/15/27
(b)
98,802
1,000,000 2.722
02/15/30
(b)
935,900
69,000 5.900
03/15/34
(b)
72,754
28,000 3.377
04/05/40
(b)
22,419
50,000 3.577
04/05/50
(b)
36,386
CompoSecure Holdings LLC
446,000 5.625
02/01/33
(a)(b)
432,934
Esab Corp.
70,000 5.625
04/01/31
(a)(b)
70,490
General Electric Co.
1,088,000 4.900
01/29/36
(b)
1,086,399
General Electric Co. , GMTN
37,000 6.875
01/10/39
42,811
General Electric Co. , MTN
443,000 5.875
01/14/38
472,552
Ingersoll Rand, Inc.
51,000 5.700
08/14/33
(b)
52,940
Quanta Services, Inc.
151,000 5.250
08/09/34
(b)
152,548
21,000 5.100
08/09/35
(b)
20,928
Regal Rexnord Corp.
500,000 6.050
04/15/28
(b)
511,570
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Capital Goods – (continued)
Regal Rexnord Corp. – (continued)
$ 120,000 6.300%
02/15/30
(b)
$ 125,181
5,296,027
Communications – 0.3%
Charter Communications Operating LLC / Charter
Communications Operating Capital
205,000 3.750
02/15/28
(b)
201,509
100,000 4.200
03/15/28
(b)
98,921
164,000 6.100
06/01/29
(b)
168,829
News Corp.
38,000 3.875
05/15/29
(a)(b)
36,828
Time Warner Cable Enterprises LLC
593,000 8.375
07/15/33
669,166
Time Warner Cable LLC
66,000 6.750
06/15/39
65,423
20,000 5.875
11/15/40
(b)
18,008
1,258,684
Consumer Cyclical – 3.6%
7-Eleven, Inc.
221,000 2.500
02/10/41
(a)(b)
149,578
Acushnet Co.
20,000 5.625
12/01/33
(a)(b)
19,843
Airbnb, Inc.
183,000 5.250
03/16/36
(b)
183,137
AutoNation, Inc.
20,000 4.750
06/01/30
(b)
19,899
47,000 3.850
03/01/32
(b)
43,922
527,000 5.890
03/15/35
(b)
538,159
Brink's Co. (The)
33,000 6.500
06/15/29
(a)(b)
33,807
Carnival Corp. Ltd.
20,000 5.875
06/15/31
(a)(b)
20,307
33,000 6.125
02/15/33
(a)(b)
33,420
Choice Hotels International, Inc.
184,000 3.700
01/15/31
(b)
173,434
799,000 5.850
08/01/34
(b)
809,207
Cinemark USA, Inc.
19,000 7.000
08/01/32
(a)(b)
19,659
Dollar General Corp.
10,000 3.500
04/03/30
(b)
9,529
25,000 5.000
11/01/32
(b)
24,887
204,000 5.450
07/05/33
(b)
207,552
Expedia Group, Inc.
191,000 5.400
02/15/35
(b)
189,932
Ford Motor Co.
936,000 3.250
02/12/32
(b)
829,426
Ford Motor Credit Co. LLC
1,000,000 5.875
11/07/29
(b)
1,015,761
1,007,000 5.420
04/09/31
(b)
1,003,661
General Motors Co.
56,000 5.350
04/15/28
(b)
56,750
153,000 5.400
10/15/29
(b)
156,302
General Motors Financial Co., Inc.
180,000 4.350
01/17/27
(b)
179,881
1,250,000 5.350
07/15/27
1,262,648
1,250,000 2.700
08/20/27
(b)
1,224,613
1,000,000 6.000
01/09/28
(b)
1,021,354
20,000 2.400
10/15/28
(b)
19,016

Goldman Sachs Core Bond ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Consumer Cyclical – (continued)
General Motors Financial Co., Inc. – (continued)
$ 6,000 5.800%
01/07/29
(b)
$ 6,167
100,000 5.550
07/15/29
(b)
102,370
10,000 5.750
02/08/31
(b)
10,347
1,407,000 5.450
09/06/34
(b)
1,415,455
Global Payments, Inc.
192,000 4.875
11/15/30
(b)
188,992
882,000 5.550
11/15/35
(b)
860,102
Hilton Domestic Operating Co., Inc.
515,000 5.500
03/31/34
(a)(b)
511,561
Hyatt Hotels Corp.
27,000 5.500
06/30/34
(b)
27,440
301,000 5.400
12/15/35
(b)
298,329
LCM Investments Holdings II LLC
10,000 8.250
08/01/31
(a)(b)
10,436
Marriott International, Inc.
70,000 4.500
05/01/33
(b)
67,830
410,000 5.500
04/15/37
(b)
414,221
Marriott International, Inc. , Series AA
177,000 4.650
12/01/28
(b)
177,440
Marriott International, Inc. , Series GG
577,000 3.500
10/15/32
(b)
532,003
Marriott International, Inc. , Series HH
33,000 2.850
04/15/31
(b)
30,293
O'Reilly Automotive, Inc.
120,000 5.100
03/12/36
(b)
118,603
RHP Hotel Properties LP / RHP Finance Corp.
1,053,000 6.500
06/15/33
(a)(b)
1,082,168
30,000 5.750
03/15/34
(a)(b)
29,734
Royal Caribbean Cruises Ltd.
1,061,000 6.250
03/15/32
(a)(b)
1,083,478
55,000 6.000
02/01/33
(a)(b)
55,731
31,000 4.750
05/15/33
(b)
30,172
128,000 5.375
01/15/36
(b)
127,261
598,000 5.250
02/27/38
(b)
579,128
Travel + Leisure Co.
15,000 6.125
09/01/33
(a)(b)
14,749
Viking Cruises Ltd.
970,000 5.875
10/15/33
(a)(b)
970,312
17,990,006
Consumer Noncyclical – 0.2%
Alcon Finance Corp.
200,000 3.000
09/23/29
(a)(b)
189,841
Altria Group, Inc.
62,000 5.250
08/06/35
(b)
62,064
Amgen, Inc.
50,000 5.250
03/02/33
(b)
51,057
Amneal Pharmaceuticals LLC
13,000 6.875
08/01/32
(a)(b)
13,467
Cardinal Health, Inc.
32,000 5.450
02/15/34
(b)
32,685
5,000 5.150
09/15/35
(b)
4,976
Elevance Health, Inc.
200,000 4.600
09/15/32
(b)
196,501
GXO Logistics, Inc.
41,000 2.650
07/15/31
(b)
36,350
Kroger Co. (The)
175,000 5.000
09/15/34
(b)
173,248
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Consumer Noncyclical – (continued)
Laboratory Corp. of America Holdings
$ 39,000 2.700%
06/01/31
(b)
$ 35,499
78,000 4.550
04/01/32
(b)
76,856
Revvity , Inc.
50,000 3.300
09/15/29
(b)
47,890
10,000 2.550
03/15/31
(b)
8,988
101,000 2.250
09/15/31
(b)
88,612
Royalty Pharma PLC
41,000 5.400
09/02/34
(b)
41,491
46,000 5.200
09/25/35
(b)
45,673
Thermo Fisher Scientific, Inc.
70,000 4.902
02/12/36
(b)
69,236
1,174,434
Distribution & Logistics – 0.2%
WESCO Distribution, Inc.
30,000 5.250
04/15/31
(a)(b)
29,761
917,000 6.375
03/15/33
(a)(b)
941,646
45,000 5.500
04/15/34
(a)(b)
44,667
1,016,074
Distributors – 0.0%
Hyundai Capital America
44,000 5.600
03/30/28
(a)(b)
44,702
21,000 5.300
01/08/30
(a)(b)
21,320
20,000 4.500
09/18/30
(a)(b)
19,680
85,702
Electric – 0.2%
DTE Energy Co.
59,000 4.875
06/01/28
(b)
59,455
Duke Energy Corp.
29,000 3.750
09/01/46
(b)
21,654
Duquesne Light Holdings, Inc.
60,000 2.532
10/01/30
(a)(b)
54,193
MidAmerican Energy Co.
50,000 4.250
07/15/49
(b)
40,508
NextEra Energy Capital Holdings, Inc.
50,000 3.550
05/01/27
(b)
49,709
41,000 1.900
06/15/28
(b)
39,000
36,000 5.050
03/15/30
(b)
36,565
NRG Energy, Inc.
90,000 5.875
05/15/34
(a)(b)
89,399
Pacific Gas and Electric Co.
39,000 2.100
08/01/27
(b)
37,921
59,000 5.000
06/04/28
(b)
59,410
143,000 4.650
08/01/28
(b)
142,811
7,000 5.900
06/15/32
(b)
7,250
50,000 5.050
10/15/32
(b)
49,727
10,000 6.150
01/15/33
(b)
10,476
20,000 5.700
03/01/35
(b)
20,247
PacifiCorp
43,000 2.900
06/15/52
(b)
25,659
Vistra Operations Co. LLC
132,000 4.300
07/15/29
(a)(b)
129,716
20,000 4.700
01/31/31
(a)(b)
19,660
55,000 5.250
10/15/35
(a)(b)
53,460
946,820

Goldman Sachs Core Bond ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Electrical – 0.2%
Vertiv Holdings Co.
$ 1,064,000 4.850%
03/15/36
(b)
$ 1,036,387
Energy – 0.6%
Chord Energy Corp.
35,000 6.000
10/01/30
(a)(b)
35,421
35,000 6.750
03/15/33
(a)(b)
35,968
DBR Land Holdings LLC
165,000 6.250
12/01/30
(a)(b)
167,575
Energy Transfer LP
30,000 5.000
05/15/44
(b)
26,482
10,000 5.150
03/15/45
(b)
8,902
90,000 6.125
12/15/45
(b)
89,309
Howard Midstream Energy Partners LLC
1,010,000 6.625
01/15/34
(a)(b)
1,021,383
Kinder Morgan Energy Partners LP
20,000 6.550
09/15/40
21,481
Kinder Morgan, Inc.
20,000 5.300
12/01/34
(b)
20,246
Kodiak Gas Services LLC
1,010,000 6.500
10/01/33
(a)(b)
1,027,994
5,000 6.750
10/01/35
(a)(b)
5,140
MPLX LP
10,000 5.200
03/01/47
(b)
9,004
43,000 4.700
04/15/48
(b)
35,799
93,000 5.500
02/15/49
(b)
85,499
Occidental Petroleum Corp.
17,000 7.875
09/15/31
19,328
57,000 5.375
01/01/32
(b)
58,605
283,000 5.550
10/01/34
(b)
291,863
65,000 6.450
09/15/36
70,639
Ovintiv , Inc.
20,000 8.125
09/15/30
22,396
Sunoco LP
25,000 5.875
03/15/34
(a)(b)
24,828
Sunoco LP / Sunoco Finance Corp.
14,000 4.500
05/15/29
(b)
13,720
Targa Resources Corp.
59,000 4.200
02/01/33
(b)
56,131
USA Compression Partners LP / USA Compression Finance Corp.
30,000 6.250
10/01/33
(a)(b)
30,111
Venture Global Plaquemines LNG LLC
15,000 6.125
12/15/30
(a)(b)
15,398
15,000 6.500
06/15/34
(a)(b)
15,656
3,208,878
Financial Company – 0.6%
Ally Financial, Inc.
23,000 7.100
11/15/27
(b)
23,775
(SOFRINDX + 1.960%)
30,000 5.737
05/15/29
(b)(c)
30,478
(SOFR + 3.260%)
130,000 6.992
06/13/29
(b)(c)
135,039
(SOFRINDX + 1.730%)
46,000 5.543
01/17/31
(b)(c)
46,368
Apollo Debt Solutions BDC
39,000 6.550
03/15/32
(b)
39,460
Aviation Capital Group LLC
45,000 5.375
07/15/29
(a)(b)
45,604
132,000 4.875
01/28/33
(a)(b)
128,092
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Financial Company – (continued)
Blackstone Secured Lending Fund
$ 7,000 5.300%
06/30/30
(b)
$ 6,827
Rocket Cos., Inc.
167,000 6.375
08/01/33
(a)(b)
169,459
Stonex Escrow Issuer LLC
25,000 6.875
07/15/32
(a)(b)
25,791
Sumisho Air Lease Corp. , MTN
50,000 2.875
01/15/32
(b)
44,651
Takeoff Merger Sub, Inc.
2,540,000 4.850
03/24/31
(a)(b)
2,516,529
3,212,073
Food and Beverage – 0.8%
Campbell's Co. (The)
29,000 5.400
03/21/34
(b)
28,169
Campbell's Company (The)
94,000 4.750
03/23/35
(b)
86,708
455,000 5.250
10/13/54
(b)
379,871
Constellation Brands, Inc.
36,000 4.800
05/01/30
(b)
36,235
25,000 2.250
08/01/31
(b)
22,061
J M Smucker Co. (The)
100,000 5.900
11/15/28
(b)
103,205
7,000 2.125
03/15/32
(b)
6,035
100,000 6.200
11/15/33
(b)
106,630
Mars, Inc.
142,000 4.800
03/01/30
(a)(b)
142,958
165,000 5.000
03/01/32
(a)(b)
166,710
483,000 5.200
03/01/35
(a)(b)
486,127
744,000 5.700
05/01/55
(a)(b)
733,707
Performance Food Group, Inc.
625,000 5.625
03/01/34
(a)(b)
611,155
Pernod Ricard International Finance LLC
1,000,000 1.625
04/01/31
(a)(b)
862,512
3,772,083
Glass Packaging – 0.0%
Crown Americas LLC
40,000 5.875
06/01/33
(b)
40,186
Hardware – 0.0%
Amkor Technology, Inc.
75,000 5.875
10/01/33
(a)(b)
75,352
Healthcare – 1.2%
Augusta SpinCo Corp.
1,000,000 4.945
03/23/33
(b)
996,628
Cencora , Inc.
1,000,000 4.250
11/15/30
(b)
981,797
413,000 2.700
03/15/31
(b)
377,102
Cigna Group (The)
168,000 4.800
08/15/38
(b)
159,057
45,000 3.875
10/15/47
(b)
34,302
713,000 4.900
12/15/48
(b)
626,233
CVS Health Corp.
20,000 4.875
07/20/35
(b)
19,383
57,000 5.450
09/15/35
(b)
57,682
1,215,000 4.780
03/25/38
(b)
1,133,973
115,000 6.125
09/15/39
119,131
HCA, Inc.
50,000 4.500
02/15/27
(b)
49,993
227,000 3.500
09/01/30
(b)
215,664

Goldman Sachs Core Bond ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Healthcare – (continued)
HCA, Inc. – (continued)
$ 67,000 2.375%
07/15/31
(b)
$ 59,393
459,000 5.500
03/01/32
(b)
470,674
71,000 5.500
06/01/33
(b)
72,482
24,000 5.125
06/15/39
(b)
22,742
Solventum Corp.
28,000 5.400
03/01/29
(b)
28,546
273,000 5.600
03/23/34
(b)
279,735
UnitedHealth Group, Inc.
77,000 5.000
04/15/34
(b)
77,128
13,000 3.500
08/15/39
(b)
10,675
54,000 5.700
10/15/40
(b)
55,029
120,000 5.950
02/15/41
(b)
124,488
208,000 3.050
05/15/41
(b)
156,566
40,000 4.375
03/15/42
(b)
34,780
45,000 4.250
03/15/43
(b)
38,098
10,000 5.875
02/15/53
(b)
10,041
2,000 5.625
07/15/54
(b)
1,940
6,213,262
Insurance – 0.0%
Acrisure LLC / Acrisure Finance, Inc.
10,000 6.750
07/01/32
(a)(b)
9,670
Teachers Insurance & Annuity Association of America
47,000 4.900
09/15/44
(a)
41,989
Willis North America, Inc.
20,000 4.550
03/15/31
(b)
19,710
71,369
Lodging – 0.1%
Las Vegas Sands Corp.
157,000 5.625
06/15/28
(b)
159,226
124,000 6.000
06/14/30
(b)
127,918
287,144
Media Non Cable – 0.3%
Graham Holdings Co.
613,000 5.625
12/01/33
(a)(b)
603,387
Netflix, Inc.
1,000,000 6.375
05/15/29
1,055,413
1,658,800
Metals – 0.2%
Commercial Metals Co.
20,000 5.750
11/15/33
(a)(b)
20,001
817,000 6.000
12/15/35
(a)(b)
818,240
838,241
Metals and Mining – 0.0%
Carpenter Technology Corp.
10,000 5.625
03/01/34
(a)(b)
9,958
REITs and Real Estate – 0.7%
Agree LP
20,000 5.625
06/15/34
(b)
20,565
American Homes 4 Rent LP
40,000 4.950
06/15/30
(b)
40,138
258,000 2.375
07/15/31
(b)
228,085
329,000 5.250
03/15/35
(b)
327,397
CBRE Services, Inc.
19,000 5.500
04/01/29
(b)
19,458
Cousins Properties LP
66,000 5.250
07/15/30
(b)
66,789
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
REITs and Real Estate – (continued)
Cousins Properties LP – (continued)
$ 20,000 5.375%
02/15/32
(b)
$ 20,316
93,000 4.875
03/01/33
(b)
90,580
1,072,000 5.875
10/01/34
(b)
1,098,590
Essex Portfolio LP
30,000 3.000
01/15/30
(b)
28,311
Healthcare Realty Holdings LP
51,000 2.050
03/15/31
(b)
44,408
Healthpeak OP LLC
20,000 5.375
02/15/35
(b)
20,142
Highwoods Realty LP
47,000 2.600
02/01/31
(b)
41,905
101,000 7.650
02/01/34
(b)
112,924
Host Hotels & Resorts LP
1,000,000 4.250
12/15/28
(b)
991,009
26,000 5.700
06/15/32
(b)
26,662
20,000 5.700
07/01/34
(b)
20,401
Host Hotels & Resorts LP , Series I
36,000 3.500
09/15/30
(b)
33,941
Host Hotels & Resorts LP , Series J
20,000 2.900
12/15/31
(b)
17,859
Invitation Homes Operating Partnership LP
45,000 2.000
08/15/31
(b)
38,750
Kilroy Realty LP
29,000 6.250
01/15/36
(b)
29,105
Phillips Edison Grocery Center Operating Partnership I LP
20,000 4.750
03/15/33
(b)
19,591
Starwood Property Trust, Inc.
70,000 5.250
10/15/28
(a)(b)
69,910
15,000 5.750
01/15/31
(a)(b)
14,984
210,000 6.125
06/01/31
(a)(b)
212,275
WP Carey, Inc.
50,000 3.850
07/15/29
(b)
48,890
3,682,985
Revenue – 0.1%
Adventist Health System , Series 2025
70,000 4.742
12/01/30
(b)
69,339
Ascension Health , Series 2025
25,000 4.923
11/15/35
(b)
24,759
CommonSpirit Health
25,000 4.352
09/01/30
(b)
24,525
CommonSpirit Health , Series 2025
170,000 4.975
09/01/35
(b)
164,868
Cornell University , Series 2025
45,000 4.733
06/15/35
(b)
44,532
PeaceHealth Obligated Group
20,000 4.335
11/15/28
(b)
19,858
Sutter Health , Series 20A
116,000 3.161
08/15/40
(b)
89,838
437,719
Software – 1.9%
Fair Isaac Corp.
81,000 6.000
05/15/33
(a)(b)
80,190
749,000 6.250
09/15/34
(a)(b)
739,549
MSCI, Inc.
150,000 4.000
11/15/29
(a)(b)
145,455
273,000 3.875
02/15/31
(a)(b)
258,864
50,000 3.625
11/01/31
(a)(b)
46,429

Goldman Sachs Core Bond ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Software – (continued)
MSCI, Inc. – (continued)
$ 288,000 3.250%
08/15/33
(a)(b)
$ 254,003
20,000 5.250
09/01/35
(b)
19,687
Oracle Corp.
71,000 4.650
05/06/30
(b)
69,857
154,000 5.250
02/03/32
(b)
152,707
60,000 4.800
09/26/32
(b)
57,659
310,000 5.350
05/04/33
(b)
305,071
100,000 5.500
08/03/35
(b)
96,982
140,000 5.200
09/26/35
(b)
133,124
3,810,000 5.700
02/04/36
(b)
3,743,566
73,000 3.600
04/01/40
(b)
54,017
161,000 6.550
02/04/46
(b)
155,030
92,000 4.000
07/15/46
(b)
63,863
233,000 4.000
11/15/47
(b)
159,043
15,000 6.900
11/09/52
(b)
14,753
105,000 5.550
02/06/53
(b)
86,793
25,000 6.000
08/03/55
(b)
21,840
45,000 6.700
02/04/56
(b)
43,338
Paychex, Inc.
58,000 5.350
04/15/32
(b)
58,738
ROBLOX Corp.
18,000 3.875
05/01/30
(a)(b)
16,992
Salesforce, Inc.
1,565,000 4.900
09/15/31
(b)
1,566,032
725,000 5.550
03/15/36
(b)
729,387
40,000 2.700
07/15/41
(b)
27,576
613,000 6.550
03/15/56
(b)
625,388
9,725,933
Technology – 1.9%
Alphabet, Inc.
100,000 4.100
11/15/30
(b)
98,938
AppLovin Corp.
1,115,000 5.500
12/01/34
(b)
1,125,152
Block, Inc.
336,000 6.500
05/15/32
(b)
342,426
526,000 6.000
08/15/33
(a)(b)
526,161
Broadcom, Inc.
25,000 2.600
02/15/33
(b)
21,803
144,000 3.469
04/15/34
(b)
129,680
1,217,000 5.200
07/15/35
(b)
1,223,093
86,000 3.137
11/15/35
(a)(b)
73,196
30,000 4.800
02/15/36
(b)
29,187
161,000 3.187
11/15/36
(a)(b)
134,744
1,734,000 4.900
02/15/38
(b)
1,674,374
Crowdstrike Holdings, Inc.
10,000 3.000
02/15/29
(b)
9,522
Elastic NV
408,000 4.125
07/15/29
(a)(b)
390,649
Electronic Arts, Inc.
54,000 2.950
02/15/51
(b)
42,949
Fidelity National Information Services, Inc.
240,000 4.800
03/10/31
(b)
238,240
Intel Corp.
22,000 4.000
12/15/32
20,805
24,000 3.050
08/12/51
(b)
15,048
Match Group Holdings II LLC
30,000 6.125
09/15/33
(a)(b)
29,499
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Technology – (continued)
Meta Platforms, Inc.
$ 50,000 4.200%
11/15/30
(b)
$ 49,335
50,000 4.600
11/15/32
(b)
49,351
122,000 4.875
11/15/35
(b)
119,136
QTS Fayetteville I Dc1-2 LLC / QTS TRS Fayetteville I DC1-2
LLC
2,432,000 5.700
04/15/36
(a)(b)
2,367,131
Seagate Data Storage Technology Pte Ltd.
20,000 5.875
07/15/30
(a)(b)
20,356
Snap, Inc.
363,000 6.875
03/15/34
(a)(b)
357,528
SV RNO Property Owner 1 LLC
324,000 5.875
03/01/31
(a)(b)
319,854
Synopsys, Inc.
127,000 4.850
04/01/30
(b)
127,681
Uber Technologies, Inc.
10,000 4.150
01/15/31
(b)
9,782
43,000 4.800
09/15/34
(b)
42,093
VMware, Inc.
50,000 1.800
08/15/28
(b)
47,273
9,634,986
Transportation – 0.0%
Delta Air Lines, Inc.
29,000 4.950
07/10/28
(b)
29,157
40,000 5.250
07/10/30
(b)
40,461
Penske Truck Leasing Co. LP / PTL Finance Corp.
68,000 5.250
07/01/29
(a)(b)
68,925
United Airlines Holdings, Inc.
57,000 5.375
03/01/31
(b)
56,442
194,985
Wireless – 0.4%
AT&T, Inc.
15,000 4.350
06/15/45
(b)
12,176
47,000 4.850
07/15/45
(b)
40,888
3,000 5.550
11/01/45
(b)
2,846
309,000 4.750
05/15/46
(b)
262,634
Crown Castle, Inc.
50,000 4.000
03/01/27
(b)
49,898
T-Mobile USA, Inc.
1,000,000 6.700
12/15/33
1,099,120
10,000 4.700
01/15/35
(b)
9,696
374,000 5.300
05/15/35
(b)
378,594
1,855,852
TOTAL CORPORATE OBLIGATIONS
(Cost $122,131,490)
121,641,729
a
U.S. Treasury Notes – 18.4%
U.S. Treasury Notes
2,000,000 4.500
(f)
04/15/27
2,010,859
7,207,000 3.750
(f)
04/30/27
7,199,117
4,201,000 1.250
(f)
04/30/28
3,989,473
4,654,000 1.000
(f)
07/31/28
4,365,307
92,000 1.875
(f)
02/28/29
86,847
1,906,000 2.625
(f)
07/31/29
1,825,144
224,000 4.000
(f)
02/28/30
223,248
13,126,000 3.750
(f)
01/31/31
12,914,753
5,120,000 4.125
(f)
05/31/31
(d)
5,117,400

Goldman Sachs Core Bond ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
U.S. Treasury Notes – (continued)
U.S. Treasury Notes – (continued)
$ 7,952,000 1.250%
(f)
08/15/31
$ 6,874,752
14,487,000 3.750
(f)
02/28/33
14,048,995
25,248,000 4.250
(f)
03/31/33
25,212,495
5,140,000 4.250
(f)
05/31/33
(d)
5,130,563
3,631,000 4.000
(f)
11/15/35
3,512,425
TOTAL U.S. TREASURY NOTES
(Cost $92,941,244)
92,511,378
a
Asset- Backed Securities – 17.1%
Collateralized Loan Obligations – 17.1%
1988 CLO 5 Ltd. , Series 2024-5A, Class A1 (TSFR3M + 1.540%)
3,250,000 5.213
07/15/37
(a)(b)(c)
3,254,046
AIMCO CLO 10 Ltd. , Series 2019-10A, Class ARR (TSFR3M +
1.410%)
250,000 5.074
07/22/37
(a)(b)(c)
250,000
Apidos Loan Fund Ltd. , Series 2024-1A, Class A1R (TSFR3M +
1.250%)
1,250,000 4.917
10/25/38
(a)(b)(c)
1,252,812
ARES LI CLO Ltd. , Series 2019-51A, Class A1R2 (TSFR3M +
1.360%)
250,000 5.033
10/15/37
(a)(b)(c)
250,604
Ares XLI CLO Ltd. , Series 2016-41A, Class A1R3 (TSFR3M +
1.260%)
2,525,000 4.875
04/15/39
(a)(c)
2,531,131
Bain Capital Credit CLO , Series 2019-1A, Class BR3 (TSFR3M
+ 1.400%)
950,000 5.075
04/19/34
(a)(b)(c)
950,449
Bain Capital Credit CLO Ltd. , Series 2023-4A, Class A1R
(TSFR3M + 1.230%)
2,885,738 4.902
01/21/39
(a)(b)(c)
2,887,738
Benefit Street Partners CLO 41 Ltd. , Series 2025-41A, Class A
(TSFR3M + 1.300%)
3,000,000 4.967
07/25/38
(a)(b)(c)
3,013,029
Benefit Street Partners CLO Ltd. , Series 2015-6BR, Class A1R
(TSFR3M + 1.180%)
2,000,000 4.855
04/20/38
(a)(b)(c)
2,001,960
Birch Grove CLO 7 Ltd. , Series 2023-7A, Class A1R (TSFR3M +
1.260%)
2,900,000 4.935
10/20/38
(a)(b)(c)
2,905,437
Birch Grove CLO 8 Ltd. , Series 2024-8A, Class A1R (TSFR3M +
1.290%)
500,000 4.965
04/20/39
(a)(b)(c)
501,540
Carlyle  U.S. CLO Ltd. , Series 2021-10A, Class A1R (TSFR3M +
1.310%)
650,000 4.985
01/20/38
(a)(b)(c)
650,543
Carlyle  U.S. CLO Ltd. , Series 2026-1A, Class A1 (TSFR3M +
1.160%)
850,000 4.836
04/25/39
(a)(b)(c)
849,478
CARLYLE  U.S. CLO Ltd. , Series 2021-6A, Class A1R (TSFR3M
+ 1.290%)
3,000,000 4.963
01/15/38
(a)(b)(c)
3,004,092
Carval CLO X-C Ltd. , Series 2024-2A, Class A (TSFR3M +
1.460%)
750,000 5.135
07/20/37
(a)(b)(c)
751,217
CBAMR Ltd. , Series 2020-12A, Class A1R2 (TSFR3M + 1.250%)
250,000 4.925
01/20/39
(a)(b)(c)
250,355
Principal
Amount Interest Rate Maturity Date Value
a
Asset- Backed Securities – (continued)
Collateralized Loan Obligations – (continued)
Cedar Funding VIII CLO Ltd. , Series 2017-8A, Class ARR
(TSFR3M + 1.220%)
$ 2,000,000 4.900%
01/17/38
(a)(b)(c)
$ 1,999,924
CIFC Funding Ltd. , Series 2017-1A, Class ARR (TSFR3M +
1.550%)
570,000 5.222
04/21/37
(a)(b)(c)
570,678
CIFC Funding Ltd. , Series 2020-1A, Class A1R2 (TSFR3M +
1.250%)
2,830,000 4.888
07/15/39
(a)(c)
2,837,137
Dewolf Park CLO Ltd. , Series 2017-1A, Class AR2 (TSFR3M +
1.210%)
270,000 4.874
01/22/39
(a)(b)(c)
270,089
Dryden 106 CLO Ltd. , Series 2022-106A, Class A1R (TSFR3M
+ 1.360%)
3,500,000 5.033
10/15/37
(a)(b)(c)
3,509,450
Dryden 108 CLO Ltd. , Series 2022-108A, Class A1R (TSFR3M
+ 1.360%)
3,175,000 5.035
07/18/37
(a)(b)(c)
3,179,578
Elmwood CLO 23 Ltd. , Series 2023-2A, Class A1R2 (TSFR3M +
1.200%)
3,000,000 –
07/16/39
(a)(c)(d)(g)
3,000,000
Elmwood CLO 23 Ltd. , Series 2023-2A, Class AR (TSFR3M +
1.350%)
3,000,000 5.030
04/16/36
(a)(b)(c)
3,000,000
Elmwood CLO 27 Ltd. , Series 2024-3A, Class A1R (TSFR3M +
1.240%)
1,700,000 4.886
04/18/39
(a)(b)(c)
1,703,910
Elmwood CLO 38 Ltd. , Series 2025-1A, Class A (TSFR3M +
1.150%)
525,000 4.814
04/22/38
(a)(b)(c)
525,124
Empower CLO Ltd. , Series 2023-2A, Class AR (TSFR3M +
1.320%)
3,000,000 4.993
10/15/38
(a)(b)(c)
3,007,269
GoldenTree Loan Management  U.S. CLO 19 Ltd. , Series 2024-
19A, Class AR (TSFR3M + 1.150%)
700,000 4.825
07/20/39
(a)(b)(c)
699,474
GoldenTreee Loan Management U.S. CLO 29 Ltd. , Series 2026-
29A, Class A (TSFR3M + 1.230%)
250,000 4.869
04/20/38
(a)(b)(c)
250,577
Invesco  U.S. CLO Ltd. , Series 2023-3A, Class BR (TSFR3M +
1.750%)
250,000 5.423
07/15/38
(a)(b)(c)
251,198
Invesco  U.S. CLO Ltd. , Series 2024-4A, Class A1 (TSFR3M +
1.330%)
3,000,000 5.003
01/15/38
(a)(b)(c)
3,009,009
Kennedy Lewis CLO 18 Ltd. , Series 2024-18A, Class A (TSFR3M
+ 1.370%)
250,000 5.045
01/20/38
(a)(b)(c)
250,674
KKR CLO 29 Ltd. , Series 29AR, Class A1RR (TSFR3M +
1.250%)
1,250,000
0.010
07/15/39
(a)(b)
(c)(d)(g)
1,250,000
KKR CLO 50 Ltd. , Series 2024-50A, Class A1R (TSFR3M +
1.270%)
840,000 4.922
04/20/39
(a)(b)(c)
841,662
KKR CLO 59 Ltd. , Series 2025-59A, Class A1 (TSFR3M +
1.240%)
2,000,000 4.918
01/15/39
(a)(b)(c)
2,003,000

Goldman Sachs Core Bond ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Asset- Backed Securities – (continued)
Collateralized Loan Obligations – (continued)
Oaktree CLO Ltd. , Series 2023-2A, Class A1R (TSFR3M +
1.350%)
$ 575,000 5.025%
07/20/38
(a)(b)(c)
$ 576,383
Ocp CLO Ltd. , Series 2024-33A, Class A1 (TSFR3M + 1.500%)
500,000 5.175
07/20/37
(a)(b)(c)
500,000
OCP CLO Ltd. , Series 2017-13A, Class AR2 (TSFR3M + 1.340%)
2,150,000 5.012
11/26/37
(a)(b)(c)
2,156,020
OHA Credit Funding 15-R Ltd. , Series 2023-15RA, Class A
(TSFR3M + 1.290%)
300,000 4.965
07/20/38
(a)(b)(c)
300,681
Palmer Square CLO Ltd. , Series 2024-3A, Class A (TSFR3M +
1.350%)
350,000 5.025
07/20/37
(a)(b)(c)
350,595
Park Blue CLO Ltd. , Series 2024-6A, Class A1 (TSFR3M +
1.340%)
625,000 5.007
01/25/38
(a)(b)(c)
625,482
Pikes Peak CLO 19 2025 , Series 2025-19A, Class A1 (TSFR3M
+ 1.340%)
375,000 5.015
07/20/38
(a)(b)(c)
375,800
Regatta 30 Funding Ltd. , Series 2024-4A, Class A1 (TSFR3M +
1.320%)
3,375,000 4.987
01/25/38
(a)(b)(c)
3,384,588
Regatta XXV Funding Ltd. , Series 2023-1A, Class A1R (TSFR3M
+ 1.340%)
500,000 5.013
07/15/38
(a)(b)(c)
501,316
RR 27 Ltd. , Series 2023-27A, Class A1AR (TSFR3M + 1.230%)
3,375,000 4.903
10/15/40
(a)(b)(c)
3,378,085
Signal Peak CLO 12 Ltd. , Series 2022-12A, Class A1R (TSFR3M
+ 1.400%)
500,000 5.075
07/18/37
(a)(b)(c)
500,701
Silver Point CLO 14 Ltd. , Series 2025-14A, Class A1 (TSFR3M
+ 1.230%)
350,000 4.909
01/15/39
(a)(b)(c)
349,584
Silver Point CLO 2 Ltd. , Series 2023-2A, Class A1R (TSFR3M +
1.370%)
250,000 5.045
04/20/38
(a)(b)(c)
250,411
Sixth Street CLO XVI Ltd. , Series 2020-16A, Class A1R2
(TSFR3M + 1.170%)
1,025,000 4.842
01/21/39
(a)(b)(c)
1,025,615
Symphony CLO 47 Ltd. , Series 2025-47A, Class A1 (TSFR3M +
1.140%)
3,100,000 4.808
04/20/38
(a)(b)(c)
3,099,061
Symphony CLO 52 Ltd. , Series 2025-52A, Class BR (TSFR3M +
1.550%)
500,000 5.215
01/20/36
(a)(b)(c)
501,000
Toyota Auto Receivables Owner Trust , Series 2024-B, Class A3
1,394,205 5.330
01/16/29
(b)
1,405,468
Trimaran Cavu Ltd. , Series 2026-1A, Class A (TSFR3M +
1.280%)
3,675,000 0.010
07/22/39
(a)(c)(d)(g)
3,675,059
Warwick Capital CLO 1 Ltd. , Series 2023-1A, Class AR
(TSFR3M + 1.280%)
350,000 4.955
10/20/38
(a)(b)(c)
350,149
Warwick Capital CLO 3 Ltd. , Series 2024-3AR, Class A1R
(TSFR3M + 1.240%)
4,275,000
–
07/20/39
(a)(b)
(c)(d)(g)
4,275,000
Principal
Amount Interest Rate Maturity Date Value
a
Asset- Backed Securities – (continued)
Collateralized Loan Obligations – (continued)
Whitebox CLO III Ltd. , Series 2021-3A, Class A1R (TSFR3M +
1.270%)
$ 250,000 4.943%
10/15/35
(a)(b)(c)
$ 250,124
Wonder Lake Park CLO Ltd. , Series 2025-1A, Class A (TSFR3M
+ 1.290%)
350,000 4.957
07/24/38
(a)(b)(c)
350,996
85,645,302
Diversified Financial Services – 0.0%
Barclays Dryrock Issuance Trust , Series 2025-1, Class A
100,000 3.970
07/15/31
99,284
SFS Auto Receivables Securitization Trust , Series 2024-2A, Class
A4
135,000 5.260
08/20/30
(a)(b)
136,889
236,173
TOTAL ASSET- BACKED SECURITIES
(Cost $85,837,562)
85,881,475
a
Collateralized Mortgage Obligations – 5.7%
a
Angel Oak Mortgage Trust , Series 2021-4, Class A1
771,661 1.035
01/20/65
(a)(b)(c)
649,521
Angel Oak Mortgage Trust , Series 2021-6, Class A1
3,734,054 1.458
09/25/66
(a)(b)(c)
3,124,120
Angel Oak Mortgage Trust , Series 2025-12, Class A1
2,446,606 5.039
12/25/70
(a)(b)(c)
2,433,137
Angel Oak Mortgage Trust , Series 2025-12, Class A1A
376,401 5.039
12/25/70
(a)(b)
374,528
BRAVO Residential Funding Trust , Series 2024-NQM7, Class A1
455,464 5.554
10/27/64
(a)(b)
456,942
COLT Mortgage Loan Trust , Series 2021-4, Class A1
173,744 1.397
10/25/66
(a)(b)(c)
148,192
COLT Mortgage Loan Trust , Series 2025-11, Class A1
1,911,850 5.053
11/25/70
(a)(b)(c)
1,904,457
COLT Mortgage Loan Trust , Series 2025-4, Class A1
408,887 5.794
04/25/70
(a)(b)
411,990
COLT Mortgage Loan Trust , Series 2025-7, Class A1
310,804 5.470
06/25/70
(a)(b)
311,610
COLT Mortgage Loan Trust , Series 2025-8, Class A1
195,994 5.480
08/25/70
(a)(b)
196,665
COLT Mortgage Loan Trust , Series 2026-2, Class A1
2,431,786 4.832
03/25/71
(a)(b)(c)
2,408,299
Connecticut Avenue Securities Trust , Series 2024-R02, Class 1M2
(SOFR + 1.800%)
520,000 5.412
02/25/44
(a)(b)(c)
523,455
Cross Mortgage Trust , Series 2025-H5, Class A1
707,566 5.509
07/25/70
(a)(b)(c)
710,009
CSMC , Series 2021-NQM7, Class A1
2,362,744 1.756
10/25/66
(a)(b)(c)
2,111,565
EFMT , Series 2025-NQM5, Class A1A
261,503 5.033
11/25/70
(a)(b)
260,398
EFMT , Series 2026-NQM1, Class A1A
2,135,240 4.771
02/25/71
(a)(b)
2,110,858
EFMT , Series 2026-NQM4, Class A1A
170,162 5.466
04/25/71
(a)(b)
170,467
Ellington Financial Mortgage Trust , Series 2021-2, Class A1
1,306,436 0.931
06/25/66
(a)(b)(c)
1,102,480
Ellington Financial Mortgage Trust , Series 2022-1, Class A1
493,716 2.206
01/25/67
(a)(b)(c)
433,325

Goldman Sachs Core Bond ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Collateralized Mortgage Obligations – (continued)
a
GCAT Trust , Series 2021-NQM5, Class A2
$ 579,873 1.417%
07/25/66
(a)(b)(c)
$ 477,634
J.P. Morgan Mortgage Trust , Series 2023-DSC2, Class A1
70,197 5.250
11/25/63
(a)(b)(c)
70,665
JP Morgan Mortgage Trust Series , Series 2025-NQM5, Class A1A
410,910 4.879
05/25/66
(a)(b)
407,249
MFA Trust , Series 2025-NQM5, Class A1A
2,168,357 5.186
11/25/70
(a)(b)
2,164,266
Morgan Stanley Residential Mortgage Loan Trust , Series 2026-
NQM3, Class A1
531,483 5.209
03/25/71
(a)(b)(c)
530,202
OBX Trust , Series 2021-NQM4, Class A1
3,823,848 1.957
10/25/61
(a)(b)(c)
3,242,999
OBX Trust , Series 2024-NQM14, Class A1
156,775 4.944
09/25/64
(a)(b)
156,203
OBX Trust , Series 2024-NQM17, Class A1
268,185 5.610
11/25/64
(a)(b)(c)
269,387
OBX Trust , Series 2024-NQM9, Class A1
72,720 6.030
01/25/64
(a)(b)
73,243
Verus Securitization Trust , Series 2025-7, Class A1
1,259,780 5.129
08/25/70
(a)(b)
1,256,607
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $28,684,628)
28,490,473
a
Foreign Corporate Debt – 2.8%
Banks – 0.5%
Barclays PLC ( United Kingdom )
400,000 4.836
05/09/28
(b)
400,649
Macquarie Group Ltd. ( Australia )
(SOFR + 1.440%)
37,000 2.691
06/23/32
(a)(b)(c)
33,225
Norinchukin Bank (The) ( Japan )
431,000 4.683
03/10/31
(a)
426,256
Royal Bank of Canada , GMTN ( Canada )
115,000 5.000
02/01/33
116,077
UBS Group AG ( Switzerland )
(SOFR + 1.730%)
900,000 3.091
05/14/32
(a)(b)(c)
826,206
(SOFR + 1.760%)
825,000 5.580
05/09/36
(a)(b)(c)
839,981
Westpac Banking Corp. ( Australia )
(US 5 Year CMT T-Note +
2.000%)
50,000 4.110
07/24/34
(b)(c)
48,816
2,691,210
Chemicals – 0.2%
OCP SA ( Morocco )
1,090,000 6.750
05/02/34
(b)
1,144,392
Communications – 0.0%
Videotron Ltd. ( Canada )
30,000 5.700
01/15/35
(a)(b)
30,269
Consumer Cyclical – 0.2%
1011778 BC ULC / New Red Finance, Inc. ( Canada )
31,000 6.125
06/15/29
(a)(b)
31,575
10,000 4.000
10/15/30
(a)(b)
9,484
Flutter Treasury DAC ( United Kingdom )
782,000 5.875
06/04/31
(a)(b)
775,444
816,503
Principal
Amount Interest Rate Maturity Date Value
a
Foreign Corporate Debt – (continued)
Consumer Noncyclical – 0.4%
BAT Capital Corp. ( United Kingdom )
$ 43,000 4.742%
03/16/32
(b)
$ 42,890
206,000 4.625
03/22/33
(b)
202,158
123,000 6.000
02/20/34
(b)
129,980
112,000 5.625
08/15/35
(b)
115,607
25,000 4.390
08/15/37
(b)
22,874
BAT International Finance PLC ( United Kingdom )
38,000 4.448
03/16/28
(b)
38,009
50,000 5.931
02/02/29
(b)
51,696
EMD Finance LLC ( Germany )
1,000,000 5.000
10/15/35
(a)(b)
986,795
Reynolds American, Inc. ( United Kingdom )
422,000 5.700
08/15/35
(b)
435,391
2,025,400
Energy – 0.0%
Enbridge, Inc. ( Canada )
6,000 5.700
03/08/33
(b)
6,236
Financial Company – 0.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
( Ireland )
923,000 3.000
10/29/28
(b)
889,091
Avolon Holdings Funding Ltd. ( Ireland )
711,000 4.950
10/15/32
(a)(b)
693,178
Macquarie Airfinance Holdings Ltd. ( United Kingdom )
20,000 5.200
03/27/28
(a)(b)
20,085
SMBC Aviation Capital Finance DAC ( Ireland )
200,000 5.250
11/26/35
(a)(b)
196,636
1,798,990
Food and Beverage – 0.1%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide,
Inc. ( Belgium )
74,000 4.700
02/01/36
(b)
72,044
Bacardi Ltd. ( Bermuda )
100,000 4.700
05/15/28
(a)(b)
99,904
Bacardi Ltd. / Bacardi-Martini BV ( Bermuda )
294,000 5.900
06/15/43
(a)(b)
281,989
JDE Peet's NV ( Netherlands )
225,000 2.250
09/24/31
(a)(b)
195,864
649,801
Metals and Mining – 0.3%
Glencore Finance Canada Ltd. ( Australia )
1,130,000 5.550
10/25/42
(a)
1,104,103
Glencore Funding LLC ( Australia )
230,000 2.850
04/27/31
(a)(b)
209,685
206,000 2.625
09/23/31
(a)(b)
184,349
50,000 5.673
04/01/35
(a)(b)
51,379
1,549,516
Mining – 0.2%
Vale Overseas Ltd. ( Brazil )
845,000 6.400
06/28/54
(b)
865,376
Software – 0.0%
Constellation Software, Inc. ( Canada )
163,000 5.461
02/16/34
(a)(b)
160,620
Technology – 0.2%
NXP BV / NXP Funding LLC / NXP USA, Inc. ( Netherlands )
20,000 4.400
06/01/27
(b)
20,023
46,000 3.400
05/01/30
(b)
43,902

Goldman Sachs Core Bond ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Foreign Corporate Debt – (continued)
Technology – (continued)
NXP BV / NXP Funding LLC / NXP USA, Inc. (Netherlands)
– (continued)
$ 10,000 2.500%
05/11/31
(b)
$ 8,986
1,077,000 2.650
02/15/32
(b)
956,754
1,029,665
Wireless – 0.0%
Rogers Communications, Inc. ( Canada )
20,000 4.500
03/15/42
(b)
17,061
21,000 5.450
10/01/43
(b)
19,639
36,700
Wirelines – 0.3%
British Telecommunications PLC ( United Kingdom )
1,000,000 9.625
12/15/30
1,190,512
TOTAL FOREIGN CORPORATE DEBT
(Cost $14,048,980)
13,995,190
a
U.S. Treasury Bonds – 1.6%
U.S. Treasury Bonds
2,429,000 4.750
(f)
02/15/45
2,365,239
2,348,000 5.000
(f)
05/15/45
2,357,539
1,240,000 5.000
(f)
05/15/46
(d)
1,243,778
50,000 4.750
(f)
08/15/55
48,148
2,160,000 5.000
(f)
05/15/56
2,166,750
TOTAL U.S. TREASURY BONDS
(Cost $8,191,459)
8,181,454
a
Sovereign Debt Obligations – 1.0%
Sovereign – 1.0%
Chile Government International Bond
200,000 3.100
05/07/41
(b)
152,714
Eagle Funding Luxco Sarl
500,000 5.500
08/17/30
(a)(b)
502,556
Hungary Government International Bond
400,000 5.500
06/16/34
404,800
Hungary Government International Bond , Series 30Y
100,000 7.625
03/29/41
117,703
Mexico Government International Bond
900,000 6.125
02/09/38
(b)
884,728
502,000 6.050
01/11/40
491,029
20,000 5.550
01/21/45
18,071
Peruvian Government International Bond
60,000 5.500
03/30/36
(b)
60,653
116,000 2.780
12/01/60
(b)
63,254
Republic of Poland Government International Bond , Series 10Y
91,000 5.125
09/18/34
(b)
91,378
Republic of Poland Government International Bond , Series 30Y
228,000 5.500
03/18/54
(b)
211,349
Romanian Government International Bond
986,000 5.750
03/24/35
954,048
160,000 6.625
05/16/36
163,522
264,000 5.750
07/04/36
(a)
251,710
60,000 5.125
06/15/48
48,753
Serbia International Bond
590,000 5.500
05/06/36
(a)
577,447
TOTAL SOVEREIGN DEBT OBLIGATIONS
(Cost $5,001,558)
4,993,715
Principal
Amount Interest Rate Maturity Date Value
a
Municipal Bonds – 0.2%
California – 0.1%
California Public Finance Authority , Series B
$ 450,000 5.403%
11/15/36
$ 448,523
Illinois – 0.1%
State of Illinois
162,500 5.650
12/01/38
165,562
Massachusetts – 0.0%
Massachusetts Development Finance Agency , Series B
130,000 4.571
05/01/45
(b)
119,662
New York – 0.0%
New York State Dormitory Authority , Series 1
100,000 4.294
07/01/44
(b)
88,445
TOTAL MUNICIPAL BONDS
(Cost $817,024)
822,192
Shares
Dividend
Rate Value
aa a
Investment Company – 15.2%
(h)
Goldman Sachs Central Government Fund - Institutional Shares
76,279,800 3.683% 76,279,800
(Cost $76,279,800)
TOTAL INVESTMENTS – 121.2%
(Cost $609,891,998)
$ 608,257,651
LIABILITIES IN EXCESS OF OTHER ASSETS
– (21.2)%
(106,534,918)
NET ASSETS – 100.0%
$ 501,722,733
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a) Exempt from registration under Rule 144A of the Securities
Act of 1933.
(b) Securities with “Call” features. Maturity dates disclosed are the final maturity date.
(c) Variable or floating rate security. Except for floating rate notes
(for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on May 31, 2026.
(d) When-issued security.
(e) TBA (To Be Announced) Securities are purchased on a
forward commitment basis with an approximate principal
amount and no defined maturity date. The actual principal
and maturity date will be determined upon settlement when
the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any)
amounts to $95,870,896 which represents approximately
19.1% of the Fund’s net assets as of May 31, 2026.
(f) Interest rates represent either the stated coupon rate,
annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.
(g) Zero coupon bond until next reset date.
(h) Represents an affiliated issuer.
Investment Abbreviations:
CLO — Collateralized Loan Obligation
CMT — Constant Maturity Treasury Index

Goldman Sachs Core Bond ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Additional Investment Information
**End swaps header**
Investment Abbreviations: (continued)
GMTN — Global Medium Term Note
LP — Limited Partnership
MTN — Medium Term Note
PLC — Public Limited Company
Investment Abbreviations: (continued)
REIT — Real Estate Investment Trust
SOFR — Secured Overnight Financing Rate
SOFRINDX — Secured Overnight Financing Rate Index
TSFR — Term Secured Overnight Financing Rate
FUTURES CONTRACTS
— At May 31, 2026, the Fund had the following futures contracts:
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long position contracts:
U.S. Treasury 2 Year Note 330 09/30/26 $ 68,186,250 $ 114,146
U.S. Treasury 5 Year Note 233 09/30/26 24,992,891 111,086
U.S. Treasury Long Bond 113 09/21/26 12,698,375 165,473
U.S. Treasury Ultra Bond 315 09/21/26 36,097,031 654,365
Total
$ 1,045,070
Short position contracts:
U.S. Treasury 10 Year Note (277) 09/21/26 (30,435,375) (146,506)
U.S. Treasury 10 Year Ultra Note (53) 09/21/26 (5,946,766) (43,112)
Total
$ (189,618)
Total Futures Contracts
$ 855,452
SWAP CONTRACTS
— At May 31, 2026, the Fund had the following swap contracts:
OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS
Reference Obligation/Index
Financing
Rate
Received
(Paid) by the
Fund
Credit Spread at
May 31, 2026
(a)
Counterparty Termination Date
Notional
Amount (000's) Value
Upfront Premium
(Received) Paid
Unrealized
Appreciation/
(Depreciation)
CDXIG544
(b)
1.000% (2.236) % BARC 06/20/2030 2,140 $ 50,844 $ 37,216 $ 13,628
CDXIG545
(b)
1.000% (2.248) MS 12/20/2030 4,577 102,043 90,217 11,826
TOTAL
$ 152,887 $ 127,433 $ 25,454
(a) Credit spread on the referenced obligation, together with the period of expiration, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and term of the swap contract increase.
(b) Payments made quarterly.

Goldman Sachs Corporate Bond ETF
Schedule of Investments
May 31, 2026 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – 79.8%
Advertising – 0.1%
Lamar Media Corp.
$ 196,000 5.375%
11/01/33
(a)(b)
$ 193,130
Aerospace & Defense – 3.0%
Axon Enterprise, Inc.
228,000 6.250
03/15/33
(a)(b)
233,348
Boeing Co. (The)
180,000 2.700
02/01/27
(a)
178,098
611,000 6.259
05/01/27
(a)
620,840
551,000 3.450
11/01/28
(a)
537,422
1,150,000 5.150
05/01/30
(a)
1,168,825
500,000 6.528
05/01/34
(a)
545,879
851,000 3.250
02/01/35
(a)
739,764
263,000 5.875
02/15/40
269,578
417,000 5.705
05/01/40
(a)
424,990
253,000 3.625
03/01/48
(a)
180,595
200,000 6.858
05/01/54
(a)
225,896
Hexcel Corp.
455,000 5.875
02/26/35
(a)
468,658
TransDigm , Inc.
42,000 6.375
05/31/33
(a)(b)
42,434
15,000 6.125
07/31/34
(a)(b)
14,930
5,651,257
Aerospace & Defense – 1.3%
Boeing Co. (The)
250,000 3.250
03/01/28
(a)
244,897
650,000 2.950
02/01/30
(a)
612,478
285,000 3.600
05/01/34
(a)
257,231
840,000 3.550
03/01/38
(a)
701,580
150,000 3.375
06/15/46
(a)
104,810
350,000 3.850
11/01/48
(a)
258,434
Moog, Inc.
165,000 5.500
10/15/34
(a)(b)
163,927
2,343,357
Banks – 18.2%
Bank of America Corp.
(TSFR3M + 1.302%)
160,000 3.419
12/20/28
(a)(c)
157,452
(SOFR + 1.630%)
150,000 5.202
04/25/29
(a)(c)
151,828
(SOFR + 2.150%)
1,465,000 2.592
04/29/31
(a)(c)
1,353,878
(SOFR + 0.870%)
2,690,000 4.456
02/06/32
(a)(c)
2,648,948
(SOFR + 1.210%)
140,000 2.572
10/20/32
(a)(c)
124,788
(SOFR + 1.830%)
586,000 4.571
04/27/33
(a)(c)
575,364
(SOFR + 1.738%)
35,000 5.518
10/25/35
(a)(c)
35,267
(US 5 Year CMT T-Note +
1.200%)
943,000 2.482
09/21/36
(a)(c)
822,383
Bank of America Corp. , MTN
(SOFR + 1.530%)
550,000 1.898
07/23/31
(a)(c)
491,260
Bank of America Corp. , Series N
(SOFR + 1.220%)
350,000 2.651
03/11/32
(a)(c)
317,625
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Banks – (continued)
Bank of New York Mellon Corp. (The) , Series H
(US 5 Year CMT T-Note +
3.352%)
$ 20,000 7.166%
03/20/75
(a)(c)
$ 20,042
Capital One Financial Corp.
(SOFR + 2.600%)
98,000 5.247
07/26/30
(a)(c)
99,344
(SOFR + 1.990%)
585,000 5.884
07/26/35
(a)(c)
600,945
(SOFR + 2.036%)
902,000 6.183
01/30/36
(a)(c)
922,743
(SOFR + 1.630%)
144,000 5.197
09/11/36
(a)(c)
140,172
Citigroup, Inc.
(SOFR + 1.422%)
394,000 2.976
11/05/30
(a)(c)
372,616
(SOFR + 1.351%)
2,200,000 3.057
01/25/33
(a)(c)
1,995,001
(SOFR + 2.338%)
383,000 6.270
11/17/33
(a)(c)
409,059
(US 5 Year CMT T-Note +
1.730%)
320,000 5.411
09/19/39
(a)(c)
316,267
(US 5 Year CMT T-Note +
3.001%)
90,000 6.625
05/15/75
(a)(c)
91,242
Citigroup, Inc. , Series T
(TSFR3M + 4.779%)
60,000 6.250
02/15/75
(a)(c)
60,102
Citizens Financial Group, Inc.
(SOFR + 2.010%)
482,000 5.841
01/23/30
(a)(c)
494,821
(SOFR + 1.259%)
744,000 5.253
03/05/31
(a)(c)
752,712
Fifth Third Bancorp
(SOFR + 2.340%)
649,000 6.339
07/27/29
(a)(c)
671,638
(SOFR + 1.486%)
60,000 4.895
09/06/30
(a)(c)
60,170
(SOFR + 1.240%)
253,000 5.141
01/29/37
(a)(c)
247,778
First Horizon Corp.
(SOFR + 1.766%)
294,000 5.514
03/07/31
(a)(c)
298,048
Huntington Bancshares, Inc.
(SOFR + 2.020%)
725,000 6.208
08/21/29
(a)(c)
748,623
(SOFR + 1.276%)
100,000 5.272
01/15/31
(a)(c)
101,414
(SOFRINDX + 1.870%)
590,000 5.709
02/02/35
(a)(c)
604,419
(US 5 Year CMT T-Note +
1.700%)
251,000 6.141
11/18/39
(a)(c)
256,577
JPMorgan Chase & Co.
(SOFR + 0.840%)
810,000 4.347
01/22/32
(a)(c)
795,690
(SOFR + 1.680%)
455,000 5.572
04/22/36
(a)(c)
468,098

Goldman Sachs Corporate Bond ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Banks – (continued)
(SOFR + 1.635%)
$ 750,000 5.576%
07/23/36
(a)(c)
$ 760,872
(SOFR + 1.190%)
577,000 4.810
10/22/36
(a)(c)
560,233
(SOFR + 1.300%)
1,951,000 5.193
02/05/37
(a)(c)
1,920,341
267,000 6.400
05/15/38
294,972
(TSFR3M + 1.622%)
542,000 3.882
07/24/38
(a)(c)
478,921
KeyCorp , Series D
(TSFR3M + 3.868%)
60,000 5.000
12/15/74
(a)(c)
59,630
M&T Bank Corp.
(SOFR + 1.400%)
50,000 5.179
07/08/31
(a)(c)
50,466
(SOFR + 2.260%)
1,011,000 6.082
03/13/32
(a)(c)
1,055,501
M&T Bank Corp. , MTN
(SOFR + 1.610%)
1,082,000 5.385
01/16/36
(a)(c)
1,080,689
M&T Bank Corp. , Series F
(TSFR3M + 3.782%)
40,000 5.125
05/01/75
(a)(c)
39,863
Morgan Stanley
(SOFR + 1.630%)
492,000 5.449
07/20/29
(a)(c)
500,387
(SOFR + 1.260%)
450,000 5.656
04/18/30
(a)(c)
461,365
(SOFR + 0.950%)
500,000 4.493
01/16/32
(a)(c)
492,088
(SOFR + 2.560%)
50,000 6.342
10/18/33
(a)(c)
53,550
(SOFR + 1.730%)
1,102,000 5.466
01/18/35
(a)(c)
1,122,634
(SOFR + 1.580%)
280,000 5.831
04/19/35
(a)(c)
291,791
(SOFR + 1.360%)
206,000 2.484
09/16/36
(a)(c)
179,140
(US 5 Year CMT T-Note +
2.430%)
345,000 5.948
01/19/38
(a)(c)
357,260
82,000 3.971
07/22/38
(a)(c)
72,112
Morgan Stanley , MTN
(SOFR + 1.010%)
464,000 5.652
04/13/28
(a)(c)
468,907
(SOFR + 1.870%)
650,000 5.250
04/21/34
(a)(c)
656,680
Morgan Stanley Private Bank NA
(SOFR + 1.080%)
1,150,000 4.734
07/18/31
(a)(c)
1,146,181
Pinnacle Financial Partners, Inc.
(SOFR + 1.700%)
115,000 5.596
05/19/32
(a)(c)
115,548
Regions Financial Corp.
(SOFR + 1.490%)
677,000 5.722
06/06/30
(a)(c)
694,442
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Banks – (continued)
State Street Corp.
(US 5 Year CMT T-Note +
2.135%)
$ 280,000 6.450%
06/15/75
(a)(c)
$ 287,165
Truist Financial Corp. , MTN
(SOFR + 1.368%)
318,000 4.123
06/06/28
(a)(c)
317,249
(SOFR + 1.620%)
101,000 5.435
01/24/30
(a)(c)
103,024
(SOFR + 1.309%)
275,000 5.071
05/20/31
(a)(c)
278,129
(SOFR + 2.361%)
83,000 5.867
06/08/34
(a)(c)
86,376
(SOFR + 1.922%)
551,000 5.711
01/24/35
(a)(c)
567,534
(SOFR + 1.395%)
1,143,000 4.964
10/23/36
(a)(c)
1,109,174
Wells Fargo & Co.
(SOFR + 1.340%)
337,000 4.892
09/15/36
(a)(c)
328,704
Wells Fargo & Co. , MTN
(TSFR3M + 1.572%)
580,000 3.584
05/22/28
(a)(c)
575,520
Wells Fargo & Co. , Series GG
(US 5 Year CMT T-Note +
2.340%)
230,000 6.125
06/15/75
(a)(c)
231,500
34,004,262
Basic Industry – 0.3%
Qnity Electronics, Inc.
245,000 5.750
08/15/32
(a)(b)
246,907
255,000 6.250
08/15/33
(a)(b)
260,225
Solstice Advanced Materials, Inc.
120,000 5.625
09/30/33
(a)(b)
118,577
625,709
Brokerage – 0.0%
Jane Street Group / JSG Finance, Inc.
10,000 6.750
05/01/33
(a)(b)
10,283
Building Materials – 0.3%
Advanced Drainage Systems, Inc.
115,000 5.375
03/01/34
(a)(b)
112,356
AECOM
8,000 6.000
08/01/33
(a)(b)
8,004
Builders FirstSource , Inc.
136,000 6.750
05/15/35
(a)(b)
137,431
Ferguson Enterprises, Inc.
255,000 4.350
03/15/31
(a)
250,854
QXO Building Products, Inc.
71,000 6.750
04/30/32
(a)(b)
72,368
Standard Building Solutions, Inc.
37,000 6.250
08/01/33
(a)(b)
37,026
618,039
Capital Goods – 1.2%
AGCO Corp.
400,000 5.800
03/21/34
(a)
411,172
Atkore, Inc.
15,000 4.250
06/01/31
(a)(b)
14,302

Goldman Sachs Corporate Bond ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Capital Goods – (continued)
CACI International, Inc.
$ 68,000 6.375%
06/15/33
(a)(b)
$ 69,549
Carlisle Cos., Inc.
100,000 5.550
09/15/40
(a)
99,468
CompoSecure Holdings LLC
60,000 5.625
02/01/33
(a)(b)
58,242
Esab Corp.
734,000 6.250
04/15/29
(a)(b)
747,579
45,000 5.625
04/01/31
(a)(b)
45,315
Granite Construction, Inc.
185,000 6.375
06/15/34
(a)(b)(d)
188,697
Regal Rexnord Corp.
67,000 6.050
04/15/28
(a)
68,550
490,000 6.300
02/15/30
(a)
511,157
2,214,031
Communications – 1.0%
Charter Communications Operating LLC / Charter
Communications Operating Capital
720,000 3.750
02/15/28
(a)
707,739
150,000 4.200
03/15/28
(a)
148,381
News Corp.
567,000 3.875
05/15/29
(a)(b)
549,506
Time Warner Cable LLC
478,000 5.875
11/15/40
(a)
430,383
1,836,009
Consumer Cyclical – 13.0%
7-Eleven, Inc.
382,000 1.800
02/10/31
(a)(b)
332,470
190,000 2.500
02/10/41
(a)(b)
128,596
AutoNation, Inc.
721,000 4.750
06/01/30
(a)
717,349
666,000 5.890
03/15/35
(a)
680,103
Booking Holdings, Inc.
405,000 5.375
05/07/36
(a)
405,539
Carnival Corp. Ltd.
350,000 5.875
06/15/31
(a)(b)
355,378
Choice Hotels International, Inc.
636,000 3.700
01/15/31
(a)
599,479
441,000 5.850
08/01/34
(a)
446,634
Cinemark USA, Inc.
293,000 7.000
08/01/32
(a)(b)
303,165
Dollar General Corp.
541,000 3.500
04/03/30
(a)
515,504
707,000 5.450
07/05/33
(a)
719,310
Expedia Group, Inc.
50,000 2.950
03/15/31
(a)
46,004
1,082,000 5.400
02/15/35
(a)
1,075,951
425,000 5.500
04/15/36
(a)
420,384
Ford Motor Credit Co. LLC
1,285,000 5.850
05/17/27
(a)
1,296,901
2,315,000 5.420
04/09/31
(a)
2,307,324
General Motors Co.
260,000 4.200
10/01/27
(a)
259,250
500,000 6.800
10/01/27
(a)
513,427
164,000 5.350
04/15/28
(a)
166,196
General Motors Financial Co., Inc.
543,000 1.500
06/10/26
(a)
542,577
1,010,000 5.000
04/09/27
(a)
1,015,479
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Consumer Cyclical – (continued)
General Motors Financial Co., Inc. – (continued)
$ 1,376,000 5.350%
07/15/27
$ 1,389,923
1,275,000 2.700
08/20/27
(a)
1,249,106
621,000 3.850
01/05/28
(a)
615,112
1,020,000 6.000
01/09/28
(a)
1,041,781
664,000 5.850
04/06/30
(a)
688,662
1,015,000 5.450
07/15/30
(a)
1,038,662
311,000 5.750
02/08/31
(a)
321,796
18,000 3.100
01/12/32
(a)
16,302
235,000 6.400
01/09/33
(a)
250,853
146,000 5.450
09/06/34
(a)
146,877
Global Payments, Inc.
180,000 4.450
06/01/28
(a)
178,771
204,000 5.550
11/15/35
(a)
198,935
Hilton Domestic Operating Co., Inc.
65,000 5.500
09/15/31
(a)(b)
65,367
30,000 5.500
03/31/34
(a)(b)
29,800
Hyatt Hotels Corp.
322,000 5.500
06/30/34
(a)
327,248
601,000 5.400
12/15/35
(a)
595,666
Marriott International, Inc.
79,000 4.800
03/15/30
(a)
79,542
595,000 5.500
04/15/37
(a)
601,126
Marriott International, Inc. , Series GG
124,000 3.500
10/15/32
(a)
114,330
Marriott International, Inc. , Series HH
438,000 2.850
04/15/31
(a)
402,074
MasTec , Inc.
150,000 5.900
06/15/29
(a)
154,358
O'Reilly Automotive, Inc.
180,000 5.100
03/12/36
(a)
177,905
RHP Hotel Properties LP / RHP Finance Corp.
20,000 5.750
03/15/34
(a)(b)
19,823
Royal Caribbean Cruises Ltd.
380,000 6.250
03/15/32
(a)(b)
388,051
74,000 6.000
02/01/33
(a)(b)
74,984
848,000 5.375
01/15/36
(a)
843,105
185,000 5.250
02/27/38
(a)
179,161
Viking Cruises Ltd.
355,000 5.875
10/15/33
(a)(b)
355,114
24,391,454
Consumer Noncyclical – 3.1%
Altria Group, Inc.
631,000 4.800
02/14/29
(a)
635,065
674,000 5.250
08/06/35
(a)
674,696
Amneal Pharmaceuticals LLC
23,000 6.875
08/01/32
(a)(b)
23,825
Cardinal Health, Inc.
603,000 5.000
11/15/29
(a)
610,117
29,000 4.500
09/15/30
(a)
28,747
574,000 5.450
02/15/34
(a)
586,299
Elevance Health, Inc.
125,000 4.600
09/15/32
(a)
122,813
GXO Logistics, Inc.
650,000 2.650
07/15/31
(a)
576,285
475,000 6.500
05/06/34
(a)
496,913
Kroger Co. (The)
600,000 5.000
09/15/34
(a)
593,993

Goldman Sachs Corporate Bond ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Consumer Noncyclical – (continued)
Revvity , Inc.
$ 40,000 1.900%
09/15/28
(a)
$ 37,641
813,000 3.300
09/15/29
(a)
778,690
Royalty Pharma PLC
62,000 2.200
09/02/30
(a)
56,025
566,000 5.400
09/02/34
(a)
572,780
5,793,889
Distribution & Logistics – 0.3%
WESCO Distribution, Inc.
50,000 5.250
04/15/31
(a)(b)
49,602
297,000 6.375
03/15/33
(a)(b)
304,982
185,000 5.500
04/15/34
(a)(b)
183,630
538,214
Distributors – 1.0%
Hyundai Capital America
957,000 5.600
03/30/28
(a)(b)
972,261
195,000 4.500
09/18/30
(a)(b)
191,881
655,000 4.550
01/08/31
(a)(b)
645,414
1,809,556
Electric – 1.7%
DTE Electric Co.
70,000 4.250
05/14/27
70,147
DTE Energy Co.
383,000 4.875
06/01/28
(a)
385,952
NextEra Energy Capital Holdings, Inc.
288,000 1.900
06/15/28
(a)
273,947
NRG Energy, Inc.
50,000 5.875
05/15/34
(a)(b)
49,666
Pacific Gas and Electric Co.
228,000 2.100
08/01/27
(a)
221,690
54,000 5.000
06/04/28
(a)
54,375
98,000 6.950
03/15/34
(a)
107,066
200,000 5.800
05/15/34
(a)
204,752
19,000 5.700
03/01/35
(a)
19,234
45,000 6.000
08/15/35
(a)
46,374
315,000 5.200
05/01/36
(a)
307,252
Vistra Operations Co. LLC
315,000 4.300
07/15/29
(a)(b)
309,549
850,000 5.250
10/15/35
(a)(b)
826,212
360,000 5.550
04/30/36
(a)(b)
358,083
3,234,299
Energy – 2.9%
Chord Energy Corp.
56,000 6.000
10/01/30
(a)(b)
56,674
Continental Resources, Inc.
500,000 4.375
01/15/28
(a)
497,258
DBR Land Holdings LLC
260,000 6.250
12/01/30
(a)(b)
264,057
Diamondback Energy, Inc.
150,000 6.250
03/15/33
(a)
160,997
Energy Transfer LP
50,000 3.900
07/15/26
(a)
49,960
596,000 5.150
03/15/45
(a)
530,567
Howard Midstream Energy Partners LLC
120,000 6.625
01/15/34
(a)(b)
121,352
Kinder Morgan Energy Partners LP
255,000 6.550
09/15/40
273,884
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Energy – (continued)
Kodiak Gas Services LLC
$ 120,000 6.750%
10/01/35
(a)(b)
$ 123,361
Marathon Petroleum Corp.
230,000 3.800
04/01/28
(a)
227,137
Occidental Petroleum Corp.
225,000 8.875
07/15/30
(a)
255,729
428,000 5.375
01/01/32
(a)
440,052
158,000 5.550
10/01/34
(a)
162,948
765,000 6.450
09/15/36
831,368
ONEOK, Inc.
25,000 4.000
07/13/27
(a)
24,906
394,000 4.550
07/15/28
(a)
394,176
Sabine Pass Liquefaction LLC
645,000 5.000
03/15/27
(a)
646,096
Sunoco LP
110,000 5.875
03/15/34
(a)(b)
109,242
Venture Global Plaquemines LNG LLC
120,000 6.125
12/15/30
(a)(b)
123,183
70,000 6.500
06/15/34
(a)(b)
73,060
5,366,007
Financial Company – 2.7%
Aircastle Ltd. / Aircastle Ireland DAC
170,000 5.250
03/15/30
(a)(b)
171,327
150,000 5.000
09/15/30
(a)(b)
149,535
Ally Financial, Inc.
650,000 4.750
06/09/27
(a)
652,312
(SOFRINDX + 1.960%)
680,000 5.737
05/15/29
(a)(c)
690,842
(SOFR + 3.260%)
456,000 6.992
06/13/29
(a)(c)
473,676
Apollo Debt Solutions BDC
132,000 6.550
03/15/32
(a)
133,555
Ares Capital Corp.
220,000 5.550
01/15/30
(a)
219,188
Aviation Capital Group LLC
435,000 5.375
07/15/29
(a)(b)
440,833
420,000 4.875
01/28/33
(a)(b)
407,567
Blackstone Private Credit Fund
65,000 5.050
09/10/30
(a)
62,427
Blackstone Secured Lending Fund
23,000 5.300
06/30/30
(a)
22,433
Morgan Stanley
(SOFR + 2.050%)
73,000 6.627
11/01/34
(a)(c)
79,704
SLM Corp.
(SOFRINDX + 2.710%)
180,000 6.495
05/15/32
(a)(c)
180,030
Sumisho Air Lease Corp.
812,000 3.625
04/01/27
(a)
806,636
377,000 5.850
12/15/27
(a)
383,986
150,000 5.500
03/24/36
(a)(b)
149,341
5,023,392
Food and Beverage – 2.0%
Campbell's Company (The)
363,000 4.750
03/23/35
(a)
334,840
Constellation Brands, Inc.
166,000 3.150
08/01/29
(a)
158,953
221,000 4.800
05/01/30
(a)
222,442

Goldman Sachs Corporate Bond ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Food and Beverage – (continued)
Darling Ingredients, Inc.
$ 225,000 6.000%
06/15/30
(a)(b)
$ 227,327
J M Smucker Co. (The)
502,000 6.200
11/15/33
(a)
535,282
Maple Parent Holdings Corp.
880,000 5.700
03/26/36
(a)(b)
888,260
Mars, Inc.
195,000 4.800
03/01/30
(a)(b)
196,315
310,000 5.000
03/01/32
(a)(b)
313,213
489,000 5.700
05/01/55
(a)(b)
482,235
Performance Food Group, Inc.
170,000 5.625
03/01/34
(a)(b)
166,234
Pernod Ricard International Finance LLC
200,000 1.625
04/01/31
(a)(b)
172,502
3,697,603
Glass Packaging – 0.3%
Crown Americas LLC
484,000 5.875
06/01/33
(a)
486,249
Healthcare – 5.7%
Augusta SpinCo Corp.
400,000 4.945
03/23/33
(a)
398,651
Cigna Group (The)
115,000 4.800
08/15/38
(a)
108,879
40,000 3.875
10/15/47
(a)
30,490
726,000 4.900
12/15/48
(a)
637,651
543,000 3.400
03/15/50
(a)
375,701
CVS Health Corp.
510,000 5.700
06/01/34
(a)
526,921
150,000 4.875
07/20/35
(a)
145,372
1,173,000 5.450
09/15/35
(a)
1,187,040
993,000 4.780
03/25/38
(a)
926,778
HCA, Inc.
1,300,000 5.625
09/01/28
(a)
1,323,901
1,212,000 3.500
09/01/30
(a)
1,151,477
803,000 5.500
03/01/32
(a)
823,423
Insulet Corp.
38,000 6.500
04/01/33
(a)(b)
38,660
IQVIA, Inc.
500,000 6.250
02/01/29
(a)
517,518
Medline Borrower LP/Medline Co.-Issuer, Inc.
252,000 6.250
04/01/29
(a)(b)
258,637
Solventum Corp.
762,000 5.400
03/01/29
(a)
776,852
1,229,000 5.600
03/23/34
(a)
1,259,322
UnitedHealth Group, Inc.
200,000 6.050
02/15/63
(a)
202,766
10,690,039
Insurance – 0.4%
American International Group, Inc.
201,000 4.850
05/07/30
(a)
202,815
Arthur J Gallagher & Co.
274,000 5.150
02/15/35
(a)
271,983
Willis North America, Inc.
307,000 2.950
09/15/29
(a)
291,309
766,107
Media Non Cable – 0.0%
Graham Holdings Co.
85,000 5.625
12/01/33
(a)(b)
83,667
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Metals – 0.2%
Commercial Metals Co.
$ 240,000 5.750%
11/15/33
(a)(b)
$ 240,015
165,000 6.000
12/15/35
(a)(b)
165,251
405,266
Metals and Mining – 0.0%
Carpenter Technology Corp.
35,000 5.625
03/01/34
(a)(b)
34,854
REITs and Real Estate – 5.6%
Agree LP
150,000 4.800
10/01/32
(a)
148,557
500,000 5.625
06/15/34
(a)
514,112
American Homes 4 Rent LP
100,000 4.950
06/15/30
(a)
100,346
100,000 2.375
07/15/31
(a)
88,405
CBRE Services, Inc.
318,000 5.500
04/01/29
(a)
325,671
150,000 5.950
08/15/34
(a)
156,389
Cousins Properties LP
534,000 5.250
07/15/30
(a)
540,386
545,000 5.375
02/15/32
(a)
553,595
390,000 4.875
03/01/33
(a)
379,851
730,000 5.875
10/01/34
(a)
748,107
Essential Properties LP
366,000 5.400
12/01/35
(a)
362,374
Essex Portfolio LP
239,000 1.700
03/01/28
(a)
227,748
759,000 3.000
01/15/30
(a)
716,274
Extra Space Storage LP
654,000 4.950
01/15/33
(a)
648,553
GLP Capital LP / GLP Financing II, Inc.
118,000 6.750
12/01/33
(a)
125,585
Highwoods Realty LP
217,000 5.350
01/15/33
(a)
215,800
915,000 7.650
02/01/34
(a)
1,023,024
Host Hotels & Resorts LP
925,000 4.250
12/15/28
(a)
916,683
688,000 5.700
06/15/32
(a)
705,512
Host Hotels & Resorts LP , Series I
123,000 3.500
09/15/30
(a)
115,963
Invitation Homes Operating Partnership LP
405,000 2.300
11/15/28
(a)
383,729
Kilroy Realty LP
561,000 6.250
01/15/36
(a)
563,038
NNN REIT, Inc.
150,000 5.600
10/15/33
(a)
154,151
Phillips Edison Grocery Center Operating Partnership I LP
100,000 4.750
03/15/33
(a)
97,953
150,000 5.750
07/15/34
(a)
155,066
100,000 4.950
01/15/35
(a)
97,674
Starwood Property Trust, Inc.
178,000 5.250
10/15/28
(a)(b)
177,770
55,000 5.750
01/15/31
(a)(b)
54,943
190,000 6.125
06/01/31
(a)(b)
192,058
10,489,317
Software – 5.7%
Fair Isaac Corp.
298,000 6.000
05/15/33
(a)(b)
295,019
125,000 6.250
09/15/34
(a)(b)
123,423

Goldman Sachs Corporate Bond ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Software – (continued)
MSCI, Inc.
$ 200,000 4.000%
11/15/29
(a)(b)
$ 193,940
150,000 3.875
02/15/31
(a)(b)
142,233
328,000 3.625
11/01/31
(a)(b)
304,574
1,206,000 3.250
08/15/33
(a)(b)
1,063,637
Oracle Corp.
722,000 5.250
02/03/32
(a)
715,937
1,270,000 5.350
05/04/33
(a)
1,249,805
25,000 4.700
09/27/34
(a)
23,209
225,000 5.500
08/03/35
(a)
218,210
50,000 5.200
09/26/35
(a)
47,544
1,315,000 5.700
02/04/36
(a)
1,292,071
820,000 6.550
02/04/46
(a)
789,592
625,000 4.000
11/15/47
(a)
426,617
225,000 6.900
11/09/52
(a)
221,302
216,000 5.375
09/27/54
(a)
173,106
Paychex, Inc.
852,000 5.100
04/15/30
(a)
861,642
376,000 5.350
04/15/32
(a)
380,787
ROBLOX Corp.
150,000 3.875
05/01/30
(a)(b)
141,599
Salesforce, Inc.
995,000 4.900
09/15/31
(a)
995,657
784,000 5.550
03/15/36
(a)
788,744
170,000 6.550
03/15/56
(a)
173,435
10,622,083
Technology – 6.3%
AppLovin Corp.
116,000 5.125
12/01/29
(a)
117,357
636,000 5.375
12/01/31
(a)
647,221
1,219,000 5.500
12/01/34
(a)
1,230,099
Black Pearl Compute LLC
390,000 6.125
02/15/31
(a)(b)
396,736
Block, Inc.
12,000 6.500
05/15/32
(a)
12,230
165,000 6.000
08/15/33
(a)(b)
165,050
Broadcom, Inc.
1,529,000 5.200
07/15/35
(a)
1,536,654
145,000 4.950
01/15/36
(a)
143,206
130,000 3.187
11/15/36
(a)(b)
108,800
740,000 4.900
02/15/38
(a)
714,554
Electronic Arts, Inc.
290,000 2.950
02/15/51
(a)
230,652
Fidelity National Information Services, Inc.
580,000 4.800
03/10/31
(a)
575,746
Fiserv, Inc.
130,000 5.250
08/11/35
(a)
127,231
Intel Corp.
376,000 2.000
08/12/31
(a)
328,150
Keysight Technologies, Inc.
273,000 5.350
07/30/30
(a)
279,634
Match Group Holdings II LLC
187,000 6.125
09/15/33
(a)(b)
183,876
Meta Platforms, Inc.
110,000 4.600
11/15/32
(a)
108,571
50,000 4.875
11/15/35
(a)
48,826
NetApp, Inc.
426,000 5.500
03/17/32
(a)
435,864
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Technology – (continued)
QTS Fayetteville I Dc1-2 LLC / QTS TRS Fayetteville I DC1-2
LLC
$ 960,000 5.700%
04/15/36
(a)(b)
$ 934,394
Seagate Data Storage Technology Pte Ltd.
28,000 5.875
07/15/30
(a)(b)
28,499
Snap, Inc.
26,000 6.875
03/15/34
(a)(b)
25,608
SV RNO Property Owner 1 LLC
500,000 5.875
03/01/31
(a)(b)
493,602
Synopsys, Inc.
674,000 4.850
04/01/30
(a)
677,612
583,000 5.000
04/01/32
(a)
586,686
Uber Technologies, Inc.
150,000 4.500
08/15/29
(a)(b)
148,801
36,000 4.150
01/15/31
(a)
35,213
1,099,000 4.800
09/15/34
(a)
1,075,829
VMware, Inc.
320,000 1.800
08/15/28
(a)
302,546
11,699,247
Transportation – 2.0%
American Airlines Group, Inc. Pass-Through Trust , Series 2025-1,
A
522,000 4.900
05/11/38
506,572
American Airlines Group, Inc. Pass-Through Trust , Series 2025-1,
B
380,000 5.650
11/11/34
374,590
Delta Air Lines, Inc.
410,000 4.950
07/10/28
(a)
412,218
1,029,000 5.250
07/10/30
(a)
1,040,869
Penske Truck Leasing Co. LP / PTL Finance Corp.
350,000 4.400
07/01/27
(a)(b)
349,317
350,000 5.875
11/15/27
(a)(b)
355,764
536,000 5.250
07/01/29
(a)(b)
543,292
United Airlines Holdings, Inc.
137,000 5.375
03/01/31
(a)
135,657
3,718,279
Wireless – 1.5%
AT&T, Inc.
420,000 4.750
05/15/46
(a)
356,978
Crown Castle, Inc.
1,409,000 3.650
09/01/27
(a)
1,395,833
Crown Castle, Inc.
123,000 5.000
01/11/28
(a)
123,932
T-Mobile USA, Inc.
35,000 2.875
02/15/31
(a)
32,274
225,000 3.500
04/15/31
(a)
213,157
211,000 5.050
07/15/33
(a)
212,462
472,000 6.700
12/15/33
518,784
46,000 5.300
05/15/35
(a)
46,565
2,899,985
TOTAL CORPORATE OBLIGATIONS
(Cost $149,962,927)
149,245,584
a
Foreign Corporate Debt – 11.8%
Banks – 2.9%
Banco Santander SA ( Spain )
600,000 5.565
01/17/30
614,586

Goldman Sachs Corporate Bond ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Foreign Corporate Debt – (continued)
Banks – (continued)
(US 1 Year CMT T-Note +
1.600%)
$ 200,000 3.225%
11/22/32
(a)(c)
$ 180,815
Bank of Montreal , Series J ( Canada )
(SOFR + 1.208%)
180,000 5.298
06/02/37
(a)(c)(d)
180,202
Barclays PLC ( United Kingdom )
1,255,000 4.836
05/09/28
(a)
1,257,037
(SOFR + 1.080%)
320,000 4.476
11/11/29
(a)(c)
318,024
(SOFR + 1.560%)
500,000 4.942
09/10/30
(a)(c)
501,541
(SOFR + 1.590%)
600,000 5.785
02/25/36
(a)(c)
612,310
HSBC Holdings PLC , Series 1 ( United Kingdom )
(US 5 Year CMT T-Note +
2.513%)
425,000 6.750
12/31/99
(a)(c)
425,425
ING Groep NV ( Netherlands )
(SOFR + 1.440%)
500,000 5.335
03/19/30
(a)(c)
509,145
Macquarie Group Ltd. ( Australia )
(TSFR3M + 1.634%)
105,000 3.763
11/28/28
(a)(b)(c)
103,682
Santander UK Group Holdings PLC ( United Kingdom )
(3M USD LIBOR + 1.400%)
205,000 3.823
11/03/28
(a)(c)
202,821
UBS Group AG ( Switzerland )
(SOFR + 1.730%)
350,000 3.091
05/14/32
(a)(b)(c)
321,302
(SOFR + 1.290%)
200,000 4.844
11/06/33
(a)(b)(c)
196,550
5,423,440
Capital Goods – 0.1%
Tyco Electronics Group SA ( Switzerland )
150,000 4.500
02/09/31
(a)
148,957
Chemicals – 0.1%
OCP SA ( Morocco )
240,000 6.750
05/02/34
(a)
251,976
Consumer Noncyclical – 2.9%
BAT Capital Corp. ( United Kingdom )
125,000 3.215
09/06/26
(a)
124,598
1,240,000 3.557
08/15/27
(a)
1,228,948
1,000,000 2.259
03/25/28
(a)
962,135
658,000 5.834
02/20/31
(a)
686,735
235,000 4.742
03/16/32
(a)
234,401
335,000 4.625
03/22/33
(a)
328,752
310,000 5.625
08/15/35
(a)
319,984
BAT International Finance PLC ( United Kingdom )
1,235,000 5.931
02/02/29
(a)
1,276,895
Reynolds American, Inc. ( United Kingdom )
238,000 5.700
08/15/35
(a)
245,552
5,408,000
Electric – 0.0%
Emera  U.S. Finance LP ( Canada )
50,000 3.550
06/15/26
(a)
49,972
Principal
Amount Interest Rate Maturity Date Value
a
Foreign Corporate Debt – (continued)
Financial Company – 1.7%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
( Ireland )
$ 1,150,000 6.450%
04/15/27
(a)
$ 1,169,274
500,000 4.625
10/15/27
(a)
500,603
200,000 5.375
12/15/31
(a)
203,823
500,000 4.750
01/15/33
(a)
489,564
Avolon Holdings Funding Ltd. ( Ireland )
200,000 3.250
02/15/27
(a)(b)
198,185
230,000 4.950
10/15/32
(a)(b)
224,235
Macquarie Airfinance Holdings Ltd. ( United Kingdom )
238,000 5.200
03/27/28
(a)(b)
239,016
200,000 6.400
03/26/29
(a)(b)
206,317
3,231,017
Food and Beverage – 0.9%
Bacardi Ltd. ( Bermuda )
1,042,000 4.700
05/15/28
(a)(b)
1,040,997
Bacardi Ltd. / Bacardi-Martini BV ( Bermuda )
315,000 5.900
06/15/43
(a)(b)
302,131
JDE Peet's NV ( Netherlands )
300,000 2.250
09/24/31
(a)(b)
261,153
1,604,281
Hardware – 0.6%
Kioxia Holdings Corp. ( Japan )
628,000 6.250
07/24/30
(a)(b)
647,582
532,000 6.625
07/24/33
(a)(b)
558,914
1,206,496
Metals and Mining – 0.6%
Glencore Finance Canada Ltd. ( Australia )
165,000 5.550
10/25/42
(b)
161,219
Glencore Funding LLC ( Australia )
875,000 4.000
03/27/27
(a)(b)
872,879
85,000 2.850
04/27/31
(a)(b)
77,492
1,111,590
Mining – 0.3%
Vale Overseas Ltd. ( Brazil )
495,000 6.400
06/28/54
(a)
506,937
Technology – 0.9%
NXP BV / NXP Funding LLC / NXP USA, Inc. ( Netherlands )
500,000 4.400
06/01/27
(a)
500,582
421,000 2.650
02/15/32
(a)
373,996
254,000 4.850
08/19/32
(a)
251,844
475,000 5.000
01/15/33
(a)
474,715
1,601,137
Wireless – 0.5%
Rogers Communications, Inc. ( Canada )
1,012,000 3.800
03/15/32
(a)
944,120
59,000 4.500
03/15/42
(a)
50,331
994,451
Wirelines – 0.3%
British Telecommunications PLC ( United Kingdom )
458,000 9.625
12/15/30
545,255
TOTAL FOREIGN CORPORATE DEBT
(Cost $22,150,852)
22,083,509

Goldman Sachs Corporate Bond ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Sovereign Debt Obligations – 2.5%
Sovereign – 2.5%
Chile Government International Bond
$ 670,000 3.100%
05/07/41
(a)
$ 511,594
Hungary Government International Bond
400,000 6.000
09/26/35
(b)
416,553
Indonesia Government International Bond
200,000 5.600
01/15/35
(a)
204,428
Mexico Government International Bond
455,000 5.625
09/22/35
(a)
442,181
290,000 6.125
02/09/38
(a)
285,079
450,000 6.050
01/11/40
440,165
200,000 6.750
02/09/56
(a)
195,957
Mexico Government International Bond , MTN
792,000 4.750
03/08/44
639,975
Peruvian Government International Bond
393,000 5.500
03/30/36
(a)
397,274
Republic of Poland Government International Bond , Series 30Y
735,000 5.500
03/18/54
(a)
681,322
70,000 6.125
04/14/56
(a)
70,048
Romanian Government International Bond
100,000 3.000
02/14/31
(b)
89,858
45,000 6.625
05/16/36
(b)
45,991
30,000 5.750
07/04/36
(b)
28,603
150,000 6.125
01/22/44
141,738
TOTAL SOVEREIGN DEBT OBLIGATIONS
(Cost $4,647,180)
4,590,766
a
U.S. Treasury Notes – 1.1%
U.S. Treasury Notes
1,070,000 4.125
(e)
05/31/31
(d)
1,069,457
1,070,000 4.250
(e)
05/31/33
(d)
1,068,035
TOTAL U.S. TREASURY NOTES
(Cost $2,134,707)
2,137,492
aa
U.S. Treasury Bonds – 0.1%
Need to Update BDF – 0.1%
U.S. Treasury Bonds
$ 240,000 5.000
(d)
05/15/46
(d)
240,731
(Cost $236,355)
Shares
Dividend
Rate Value
aa a
Investment Company – 2.4%
(f)
Goldman Sachs Central Government Fund - Institutional Shares
4,520,273 3.683% 4,520,273
(Cost $4,520,273)
TOTAL INVESTMENTS – 97.7%
(Cost $183,652,294)
$ 182,818,355
OTHER ASSETS IN EXCESS OF LIABILITIES
– 2.3%
4,275,663
NET ASSETS – 100.0%
$ 187,094,018
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a) Securities with “Call” features. Maturity dates disclosed are the final maturity date.
(b) Exempt from registration under Rule 144A of the Securities
Act of 1933.
(c) Variable or floating rate security. Except for floating rate notes
(for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on May 31, 2026.
(d) When-issued security.
(e) Interest rates represent either the stated coupon rate,
annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.
(f) Represents an affiliated issuer.
Investment Abbreviations:
CMT — Constant Maturity Treasury Index
LIBOR — London Interbank Offered Rate
LP — Limited Partnership
MTN — Medium Term Note
PLC — Public Limited Company
REIT — Real Estate Investment Trust
SOFR — Secured Overnight Financing Rate
SOFRINDX — Secured Overnight Financing Rate Index
TSFR — Term Secured Overnight Financing Rate

Goldman Sachs Corporate Bond ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Additional Investment Information
FUTURES CONTRACTS
— At May 31, 2026, the Portfolio had the following futures contracts:
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long position contracts:
U.S. Treasury 10 Year Ultra Note 15 09/21/26 $ 1,683,047 $ 13,349
U.S. Treasury 2 Year Note 18 09/30/26 3,719,250 6,162
U.S. Treasury 5 Year Note 15 09/30/26 1,608,985 4,258
U.S. Treasury Long Bond 76 09/21/26 8,540,500 115,737
U.S. Treasury Ultra Bond 179 09/21/26 20,512,281 366,267
Total
$ 505,773
Short position contracts:
U.S. Treasury 10 Year Note (125) 09/21/26 (13,734,375) (64,971)
Total Futures Contracts
$ 440,802
SWAP CONTRACTS
— At May 31, 2026, the Fund had the following swap contracts:
OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS
Reference Obligation/Index
Financing
Rate
Received
(Paid) by the
Fund
Credit Spread at
May 31, 2026
(a)
Counterparty Termination Date
Notional
Amount (000's) Value
Upfront Premium
(Received) Paid
Unrealized
Appreciation/
(Depreciation)
CDXIG544
(b)
1.000% (2.166) % BARC 06/20/2030 3,320 $ 78,743 $ 57,736 $ 21,007
CDXIG545
(b)
1.000% (2.230) MS 12/20/2030 72,693 1,620,737 1,457,556 163,181
TOTAL
$ 1,699,480 $ 1,515,292 $ 184,188
(a) Credit spread on the referenced obligation, together with the period of expiration, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and term of the swap contract increase.
(b) Payments made quarterly.

GOLDMAN SACHS ULTRA SHORT BOND ETF
Schedule of Investments
May 31, 2026 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – 28.7%
Agriculture – 0.5%
Bunge Ltd. Finance Corp.
$ 1,000,000 3.250%
08/15/26
$ 997,497
5,011,000 4.900
04/21/27
5,040,453
1,642,000 3.750
09/25/27
1,630,523
7,668,473
Banks – 10.6%
Bank of America Corp.
(SOFR + 0.960%)
9,508,000 1.734
07/22/27
(a)
9,472,418
(SOFR + 1.580%)
7,482,000 4.376
04/27/28
(a)
7,479,654
Capital One Financial Corp.
(SOFR + 2.440%)
2,030,000 7.149
10/29/27
(a)
2,051,226
(SOFR + 0.855%)
6,945,000 1.878
11/02/27
(a)
6,868,758
(SOFR + 2.080%)
3,000,000 5.468
02/01/29
(a)
3,043,383
Charles Schwab Corp. (The)
1,031,000 2.450
03/03/27
1,018,528
Citibank NA
(SOFR + 0.712%)
2,503,000 4.339
11/19/27
(a)
2,504,669
5,466,000 4.876
11/19/27
(a)
5,482,748
Citigroup, Inc.
(SOFR + 1.143%)
4,478,000 4.767
05/07/28
(a)
4,496,733
Fifth Third Bank NA
(SOFR + 0.810%)
11,789,000 4.437
01/28/28
(a)
11,793,797
8,877,000 4.967
01/28/28
(a)
8,903,003
HSBC USA, Inc.
(SOFR + 0.970%)
1,488,000 4.614
06/03/28
(a)
1,496,791
1,967,000 4.650
06/03/28
1,978,300
Huntington National Bank (The)
(SOFR + 0.720%)
18,639,000 4.871
04/12/28
(a)
18,699,463
JPMorgan Chase & Co.
(SOFR + 0.765%)
13,505,000 1.470
09/22/27
(a)
13,388,117
(SOFR + 0.930%)
4,956,000 5.571
04/22/28
(a)
5,008,789
(SOFR + 1.560%)
2,497,000 4.323
04/26/28
(a)
2,495,865
Morgan Stanley
(SOFR + 1.000%)
1,318,000 2.475
01/21/28
(a)
1,302,522
Morgan Stanley , GMTN
(SOFR + 0.858%)
5,092,000 1.512
07/20/27
(a)
5,072,265
Morgan Stanley Bank NA
(SOFR + 0.685%)
1,552,000 4.316
10/15/27
(a)
1,553,037
(SOFR + 0.900%)
2,986,000 4.530
01/12/29
(a)
2,997,964
Morgan Stanley Private Bank NA
(SOFR + 0.780%)
11,943,000 4.406
11/17/28
(a)
11,962,928
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Banks – (continued)
PNC Financial Services Group, Inc. (The)
(SOFRINDX + 1.730%)
$ 6,544,000 6.615%
10/20/27
(a)
$ 6,600,016
State Street Corp.
(SOFR + 0.640%)
1,299,000 4.268
10/22/27
(a)
1,302,068
Truist Bank
(SOFR + 0.770%)
11,656,000 4.398
07/24/28
(a)
11,650,997
Wells Fargo & Co. , MTN
(TSFR3M + 1.432%)
4,000,000 3.196
06/17/27
(a)
3,997,806
(SOFR + 1.070%)
8,449,000 4.698
04/22/28
(a)
8,482,762
161,104,607
Basic Industry – 0.2%
Mosaic Co. (The)
3,200,000 4.050
11/15/27
3,180,455
Brokerage – 1.1%
Jefferies Financial Group, Inc.
6,427,000 4.850
01/15/27
6,439,384
Jefferies Financial Group, Inc. , MTN
10,500,000 4.300
02/11/27
10,484,052
16,923,436
Building Materials – 0.3%
Amrize Finance  U.S. LLC
2,791,000 4.700
04/07/28
2,800,381
Holcim  U.S. Finance Luxembourg SA
1,185,000 3.500
09/22/26
(b)
1,180,462
3,980,843
Capital Goods – 1.0%
Roper Technologies, Inc.
1,935,000 3.800
12/15/26
1,931,174
Security Capital Group, Inc.
5,000,000 7.500
12/01/27
5,194,538
Veralto Corp.
8,287,000 5.500
09/18/26
8,307,582
15,433,294
Communications – 0.1%
Cox Communications, Inc.
2,016,000 3.500
08/15/27
(b)
1,990,585
Consumer Cyclical – 2.7%
American Honda Finance Corp.
(SOFR + 0.900%)
7,238,000 4.536
09/01/28
(a)
7,247,657
American Honda Finance Corp. , Series A
6,110,000 4.550
04/10/28
6,107,973
General Motors Financial Co., Inc.
(SOFR + 1.040%)
6,940,000 4.673
02/26/27
(a)
6,957,193
1,058,000 5.400
05/08/27
1,068,889
1,948,000 5.000
07/15/27
1,960,879
(SOFRINDX + 1.170%)
11,171,000 4.802
04/04/28
(a)
11,213,176
Marriott International, Inc.
3,640,000 4.200
07/15/27
3,636,675

GOLDMAN SACHS ULTRA SHORT BOND ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Consumer Cyclical – (continued)
Toyota Motor Credit Corp.
(SOFR + 0.720%)
$ 2,543,000 4.361%
09/05/28
(a)
$ 2,555,240
40,747,682
Distributors – 2.3%
Hyundai Capital America
1,370,000 5.450
06/24/26
(b)
1,370,920
1,762,000 3.500
11/02/26
(b)
1,755,837
3,690,000 4.850
03/25/27
(b)
3,702,397
3,284,000 4.875
06/23/27
(b)
3,298,591
7,075,000 4.600
04/06/28
(b)
7,072,842
(SOFR + 1.500%)
3,162,000 5.130
01/08/27
(a)(b)
3,178,645
(SOFR + 0.920%)
3,915,000 4.550
01/07/28
(a)(b)
3,925,090
(SOFR + 1.070%)
6,159,000 4.706
09/18/28
(a)(b)
6,188,302
(SOFR + 0.890%)
4,130,000 4.520
01/08/29
(a)(b)
4,128,717
34,621,341
Electric – 1.6%
DTE Energy Co.
2,268,000 4.950
07/01/27
2,282,260
Entergy New Orleans LLC
2,257,000 4.000
06/01/26
2,257,000
Eversource Energy
3,916,000 4.600
07/01/27
3,924,427
Eversource Energy , Series U
4,250,000 1.400
08/15/26
4,225,862
NextEra Energy Capital Holdings, Inc.
9,616,000 4.685
09/01/27
9,659,752
Southwestern Electric Power Co. , Series K
2,560,000 2.750
10/01/26
2,547,702
24,897,003
Energy – 0.5%
MPLX LP
3,138,000 4.125
03/01/27
3,134,444
ONEOK, Inc.
3,802,000 5.550
11/01/26
3,818,388
6,952,832
Financial Company – 0.9%
Neuberger Berman Group LLC / Neuberger Berman Finance Corp.
7,331,000 4.500
03/15/27
(b)
7,326,101
Sumisho Air Lease Corp.
1,266,000 1.875
08/15/26
1,258,151
5,340,000 3.625
04/01/27
5,304,723
13,888,975
Food and Beverage – 0.1%
Constellation Brands, Inc.
1,900,000 3.500
05/09/27
1,888,357
Healthcare – 0.2%
Bio-Rad Laboratories, Inc.
1,853,000 3.300
03/15/27
1,836,741
UnitedHealth Group, Inc.
1,716,000 4.600
04/15/27
1,723,633
3,560,374
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Insurance – 4.8%
Corebridge Global Funding
$ 1,061,000 5.350%
06/24/26
(b)
$ 1,061,761
(SOFR + 1.300%)
1,860,000 4.934
09/25/26
(a)(b)
1,864,299
(SOFR + 0.860%)
3,500,000 4.497
12/15/28
(a)(b)
3,486,757
Equitable America Global Funding
(SOFR + 0.710%)
1,313,000 4.347
09/15/27
(a)(b)
1,312,132
2,000,000 4.650
06/09/28
(b)
1,998,431
5,000,000 4.300
12/15/28
(b)
4,958,237
Equitable Financial Life Global Funding
185,000 4.600
04/01/27
(b)
185,538
Jackson National Life Global Funding
2,470,000 4.900
01/13/27
(b)
2,476,717
6,540,000 5.550
07/02/27
(b)
6,615,260
(SOFR + 0.970%)
1,988,000 4.601
01/14/28
(a)(b)
1,992,300
(SOFR + 0.950%)
10,658,000 4.587
09/12/28
(a)(b)
10,628,296
MassMutual Global Funding II
(SOFR + 0.660%)
7,828,000 4.288
01/22/29
(a)(b)
7,820,929
Metropolitan Life Global Funding I
(SOFR + 0.700%)
9,018,000 4.332
08/25/28
(a)(b)
9,034,013
New York Life Global Funding
2,250,000 4.150
07/25/28
(b)
2,238,620
Protective Life Global Funding
(SOFR + 0.850%)
10,000,000 4.488
09/11/28
(a)(b)
10,023,032
Western-Southern Global Funding
6,994,000 4.380
06/02/27
(b)
6,987,841
72,684,163
REITs and Real Estate – 0.2%
Digital Realty Trust LP
3,421,000 3.700
08/15/27
3,391,946
Software – 1.0%
Oracle Corp.
1,171,000 2.650
07/15/26
1,168,572
1,076,000 2.800
04/01/27
1,061,661
Salesforce, Inc.
12,393,000 4.500
03/15/28
12,412,986
14,643,219
Technology – 0.5%
Dell International LLC / EMC Corp.
2,214,000 4.900
10/01/26
2,216,516
Fidelity National Information Services, Inc.
4,849,000 4.450
03/10/28
4,835,755
Intel Corp.
1,365,000 3.750
03/25/27
1,360,545
8,412,816
Transportation – 0.1%
ERAC USA Finance LLC
1,000,000 3.300
12/01/26
(b)
995,264
TOTAL CORPORATE OBLIGATIONS
(Cost $436,926,998)
436,965,665

GOLDMAN SACHS ULTRA SHORT BOND ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Foreign Corporate Debt – 25.0%
Banks – 17.4%
ABN AMRO Bank NV ( Netherlands )
(US 1 Year CMT T-Note +
0.800%)
$ 3,100,000 1.542%
06/16/27
(a)(b)
$ 3,096,242
(US 1 Year CMT T-Note +
1.650%)
3,800,000 6.339
09/18/27
(a)(b)
3,819,653
Banco Bilbao Vizcaya Argentaria SA ( Spain )
(SOFR + 0.880%)
8,800,000 4.525
03/03/29
(a)
8,804,490
Banco Santander SA ( Spain )
10,200,000 4.250
04/11/27
10,195,690
4,000,000 5.294
08/18/27
4,040,295
(US 1 Year CMT T-Note +
0.900%)
4,800,000 1.722
09/14/27
(a)
4,761,652
(SOFR + 1.120%)
4,400,000 4.750
07/15/28
(a)
4,424,221
Bank of Montreal ( Canada )
(SOFRINDX + 0.750%)
2,250,000 4.062
09/22/28
(a)
2,239,444
6,290,000 4.384
09/22/28
(a)
6,294,765
Bank of Nova Scotia (The) ( Canada )
(SOFR + 0.760%)
2,250,000 4.043
09/15/28
(a)
2,239,866
Bank of Nova Scotia (The) , MTN ( Canada )
(SOFRINDX + 0.800%)
2,074,000 4.426
08/15/27
(a)
2,078,508
Banque Federative du Credit Mutuel SA ( France )
(SOFR + 1.130%)
2,896,000 4.758
01/23/27
(a)(b)
2,912,034
785,000 4.753
07/13/27
(b)
788,641
(SOFRINDX + 1.070%)
2,619,000 4.696
02/16/28
(a)(b)
2,634,046
Barclays PLC ( United Kingdom )
(SOFR + 1.880%)
3,763,000 6.496
09/13/27
(a)
3,784,041
BNP Paribas SA ( France )
3,410,000 3.500
11/16/27
(b)
3,372,048
Canadian Imperial Bank of Commerce ( Canada )
3,078,000 3.450
04/07/27
3,060,602
3,159,000 5.237
06/28/27
3,193,370
(SOFR + 0.940%)
2,877,000 4.574
06/28/27
(a)
2,895,039
(SOFRINDX + 0.600%)
2,246,000 4.243
09/08/28
(a)
2,240,824
Cooperatieve Rabobank UA ( Netherlands )
(US 1 Year CMT T-Note +
0.730%)
3,154,000 1.980
12/15/27
(a)(b)
3,113,156
(US 1 Year CMT T-Note +
1.220%)
9,906,000 3.649
04/06/28
(a)(b)
9,840,275
Credit Agricole SA ( France )
(SOFR + 0.870%)
2,250,000 4.508
03/11/27
(a)(b)
2,258,700
Deutsche Bank AG ( Germany )
(SOFR + 1.219%)
11,079,000 4.845
11/16/27
(a)
11,099,952
Principal
Amount Interest Rate Maturity Date Value
a
Foreign Corporate Debt – (continued)
Banks – (continued)
(SOFR + 1.318%)
$ 3,416,000 2.552%
01/07/28
(a)
$ 3,376,546
Federation des Caisses Desjardins du Quebec ( Canada )
4,738,000 4.505
05/26/28
(b)
4,735,091
HSBC Holdings PLC ( United Kingdom )
(SOFR + 1.570%)
4,372,000 5.887
08/14/27
(a)
4,383,556
(TSFR3M + 1.808%)
1,000,000 4.041
03/13/28
(a)
997,064
ING Groep NV ( Netherlands )
(SOFR + 1.560%)
4,644,000 6.083
09/11/27
(a)
4,663,444
Intesa Sanpaolo SpA ( Italy )
4,515,000 3.875
07/14/27
(b)
4,487,754
Lloyds Banking Group PLC ( United Kingdom )
(US 1 Year CMT T-Note +
1.480%)
4,660,000 5.985
08/07/27
(a)
4,672,659
(SOFRINDX + 1.060%)
1,796,000 4.689
11/26/28
(a)
1,803,066
Macquarie Bank Ltd. ( Australia )
(SOFR + 0.920%)
2,462,000 4.553
07/02/27
(a)(b)
2,474,224
Mitsubishi UFJ Financial Group, Inc. ( Japan )
(US 1 Year CMT T-Note +
0.750%)
6,840,000 1.538
07/20/27
(a)
6,813,201
National Bank of Canada ( Canada )
(SOFRINDX + 1.030%)
1,000,000 4.663
07/02/27
(a)
1,000,532
National Bank of Canada , MTN ( Canada )
(SOFR + 0.770%)
4,327,000 4.399
01/20/29
(a)
4,329,596
Nationwide Building Society ( United Kingdom )
(SOFR + 1.910%)
2,030,000 6.557
10/18/27
(a)(b)
2,046,000
NatWest Group PLC ( United Kingdom )
(US 1 Year CMT T-Note +
0.900%)
2,259,000 1.642
06/14/27
(a)
2,256,650
NatWest Markets PLC ( United Kingdom )
(SOFR + 0.950%)
4,603,000 4.584
03/21/28
(a)(b)
4,624,934
(SOFR + 0.800%)
10,542,000 4.424
11/06/28
(a)(b)
10,555,268
Royal Bank of Canada , GMTN ( Canada )
(SOFR + 0.790%)
1,480,000 5.069
07/23/27
(a)
1,481,539
(SOFRINDX + 0.720%)
2,950,000 4.349
10/18/27
(a)
2,952,766
Santander UK Group Holdings PLC ( United Kingdom )
(SOFR + 0.989%)
1,777,000 1.673
06/14/27
(a)
1,774,912
(SOFR + 1.220%)
3,421,000 2.469
01/11/28
(a)
3,377,395
Societe Generale SA ( France )
(SOFR + 1.100%)
10,095,000 4.727
02/19/27
(a)(b)
10,127,530
11,060,000 5.250
02/19/27
(b)
11,128,385

GOLDMAN SACHS ULTRA SHORT BOND ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Foreign Corporate Debt – (continued)
Banks – (continued)
(US 1 Year CMT T-Note +
1.000%)
$ 1,629,000 1.792%
06/09/27
(a)(b)
$ 1,628,037
Standard Chartered PLC ( United Kingdom )
(SOFR + 1.930%)
2,000,000 5.560
07/06/27
(a)(b)
2,002,704
Sumitomo Mitsui Financial Group, Inc. ( Japan )
(SOFR + 0.760%)
4,321,000 4.390
01/15/29
(a)
4,315,992
Sumitomo Mitsui Trust Bank Ltd. ( Japan )
(SOFR + 0.750%)
3,009,000 4.390
09/11/28
(a)(b)
3,018,735
Toronto-Dominion Bank (The) ( Canada )
6,132,000 3.913
01/13/28
6,088,425
(SOFR + 0.820%)
3,142,000 4.446
01/31/28
(a)
3,153,819
(SOFR + 0.750%)
5,086,000 4.380
10/13/28
(a)
5,095,681
Toronto-Dominion Bank (The) , GMTN ( Canada )
1,368,000 4.980
04/05/27
1,377,743
UBS Group AG ( Switzerland )
(US 1 Year CMT T-Note +
0.850%)
1,663,000 1.494
08/10/27
(a)(b)
1,653,112
(US 1 Year CMT T-Note +
1.600%)
3,544,000 6.327
12/22/27
(a)(b)
3,579,276
14,127,000 4.282
01/09/28
(b)
14,087,813
(3M USD LIBOR + 1.410%)
2,000,000 3.869
01/12/29
(a)(b)
1,977,378
UniCredit SpA ( Italy )
5,755,000 4.625
04/12/27
(b)
5,768,148
(US 1 Year CMT T-Note +
1.200%)
10,881,000 1.982
06/03/27
(a)(b)
10,881,000
Westpac New Zealand Ltd. ( New Zealand )
2,288,000 5.132
02/26/27
(b)
2,304,330
264,181,859
Basic Industry – 0.5%
Yara International ASA ( Brazil )
7,000,000 4.750
06/01/28
(b)
7,004,473
Brokerage – 0.1%
Lseg  U.S. Fin Corp. ( United Kingdom )
2,000,000 4.875
03/28/27
(b)
2,010,884
Consumer Cyclical – 2.1%
BMW  U.S. Capital LLC ( Germany )
7,000,000 4.300
03/17/28
(b)
6,989,895
(SOFRINDX + 0.920%)
4,460,000 4.554
03/21/28
(a)(b)
4,484,111
Mercedes-Benz Finance North America LLC ( Germany )
4,880,000 4.650
04/01/27
(b)
4,900,593
12,188,000 4.125
03/10/28
(b)
12,122,194
Volkswagen Group of America Finance LLC ( Germany )
2,838,000 4.450
09/11/27
(b)
2,834,354
31,331,147
Consumer Noncyclical – 0.3%
Element Fleet Management Corp. ( Canada )
3,020,000 5.643
03/13/27
(b)
3,045,525
Principal
Amount Interest Rate Maturity Date Value
a
Foreign Corporate Debt – (continued)
Consumer Noncyclical – (continued)
Imperial Brands Finance PLC ( United Kingdom )
$ 1,126,000 3.500%
07/26/26
(b)
$ 1,124,272
4,169,797
Distributors – 1.3%
Daimler Truck Finance North America LLC ( Germany )
1,468,000 3.650
04/07/27
(b)
1,459,904
3,933,000 4.300
08/12/27
(b)
3,928,600
(SOFR + 0.960%)
7,293,000 4.594
09/25/27
(a)(b)
7,310,409
(SOFR + 0.840%)
7,247,000 4.470
01/13/28
(a)(b)
7,251,697
19,950,610
Electric – 0.3%
ENEL Finance International NV ( Italy )
4,193,000 3.625
05/25/27
(b)
4,167,872
Energy – 0.1%
Var Energi ASA ( Norway )
1,575,000 5.000
05/18/27
(b)
1,582,390
Financial Company – 1.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
( Ireland )
11,281,000 2.450
10/29/26
11,201,550
5,868,000 6.100
01/15/27
5,922,038
1,000,000 5.750
06/06/28
1,021,863
SMBC Aviation Capital Finance DAC ( Ireland )
2,521,000 1.900
10/15/26
(b)
2,497,228
20,642,679
Metals and Mining – 0.7%
Glencore Funding LLC ( Australia )
(SOFRINDX + 0.750%)
10,191,000 4.383
10/01/26
(a)(b)
10,193,843
Wireless – 0.7%
NTT Finance Corp. ( Japan )
11,293,000 4.567
07/16/27
(b)
11,310,620
Wirelines – 0.2%
NTT Finance Corp. ( Japan )
(SOFR + 1.080%)
3,813,000 4.710
07/16/28
(a)(b)
3,842,344
TOTAL FOREIGN CORPORATE DEBT
(Cost $380,260,889)
380,388,518
a
Asset- Backed Securities – 17.9%
Collateralized Loan Obligations – 16.0%
AB BSL CLO 6 Ltd. , Series 2025-6A, Class A (TSFR3M +
1.430%)
7,100,000 5.105
07/20/37
(a)(b)
7,105,602
AGL CLO 16 Ltd. , Series 2021-16A, Class AR (TSFR3M +
0.950%)
2,270,000 4.625
01/20/35
(a)(b)
2,267,959
AGL Core CLO 31 Ltd. , Series 2024-31A, Class A (TSFR3M +
1.400%)
8,500,000 5.075
07/20/37
(a)(b)
8,513,090
ARES LI CLO Ltd. , Series 2019-51A, Class A1R2 (TSFR3M +
1.360%)
3,100,000 5.033
10/15/37
(a)(b)
3,107,486

GOLDMAN SACHS ULTRA SHORT BOND ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Asset- Backed Securities – (continued)
Collateralized Loan Obligations – (continued)
Bain Capital Credit CLO Ltd. , Series 2020-3A, Class A1R3
(TSFR3M + 0.990%)
$ 5,410,000 4.656%
10/23/34
(a)(b)
$ 5,407,690
Bain Capital Credit CLO Ltd. , Series 2020-4A, Class A1RR
(TSFR3M + 1.150%)
2,790,000 4.825
10/20/36
(a)(b)
2,788,917
Birch Grove CLO 10 Ltd. , Series 2024-10A, Class A (TSFR3M +
1.390%)
5,900,000 5.054
01/22/38
(a)(b)
5,914,650
Bryant Park Funding Ltd. , Series 2024-24A, Class A1 (TSFR3M
+ 1.400%)
7,500,000 5.073
10/15/37
(a)(b)
7,516,875
CarVal CLO II Ltd. , Series 2019-1A, Class AR2 (TSFR3M +
1.020%)
1,859,737 4.695
04/20/32
(a)(b)
1,859,848
CarVal CLO IX-C Ltd. , Series 2024-1A, Class AR (TSFR3M +
1.320%)
1,670,000 4.980
04/20/37
(a)(b)
1,679,825
CBAM Ltd. , Series 2018-5A, Class A1R (TSFR3M + 1.340%)
1,880,000 5.020
10/17/38
(a)(b)
1,892,179
Cedar Funding IX CLO Ltd. , Series 2018-9A, Class AR (TSFR3M
+ 1.420%)
9,750,000 5.095
07/20/37
(a)(b)
9,762,314
Cedar Funding V CLO Ltd. , Series 2016-5A, Class XR2
(TSFR3M + 1.000%)
4,000,000 4.622
01/17/39
(a)(b)
3,996,084
Diameter Capital CLO 3 Ltd. , Series 2022-3A, Class A1R
(TSFR3M + 1.330%)
5,025,000 5.003
01/15/38
(a)(b)
5,032,221
Dryden 104 CLO Ltd. , Series 2022-104A, Class A1R (TSFR3M
+ 1.290%)
7,316,000 4.932
08/20/34
(a)(b)
7,319,746
Dryden 106 CLO Ltd. , Series 2022-106A, Class A1R (TSFR3M
+ 1.360%)
11,100,000 5.033
10/15/37
(a)(b)
11,129,970
Dryden 108 CLO Ltd. , Series 2022-108A, Class A1R (TSFR3M
+ 1.360%)
8,861,000 5.035
07/18/37
(a)(b)
8,873,778
Dryden 43 Senior Loan Fund , Series 2016-43A, Class AR3
(TSFR3M + 1.070%)
4,000,000 4.745
04/20/34
(a)(b)
4,002,428
Dryden 76 CLO Ltd. , Series 2019-76A, Class A1R2 (TSFR3M +
1.370%)
10,000,000 5.043
10/15/37
(a)(b)
10,019,340
Dryden 80 CLO Ltd. , Series 2019-80A, Class ARR (TSFR3M +
0.950%)
7,609,391 4.630
01/17/33
(a)(b)
7,604,970
Dryden 97 CLO Ltd. , Series 2022-97A, Class XR (TSFR3M +
1.050%)
4,500,000 4.725
10/20/38
(a)(b)
4,500,977
Dryden 98 CLO Ltd. , Series 2022-98A, Class AR (TSFR3M +
1.020%)
5,870,000 4.695
04/20/35
(a)(b)
5,870,000
Fort Greene Park CLO LLC , Series 2025-2A, Class AR (TSFR3M
+ 0.950%)
6,000,000 4.614
04/22/34
(a)(b)
5,996,340
Golub Capital Partners CLO 53B Ltd. , Series 2021-53A, Class AR
(TSFR3M + 0.980%)
1,500,000 4.655
07/20/34
(a)(b)
1,497,047
Principal
Amount Interest Rate Maturity Date Value
a
Asset- Backed Securities – (continued)
Collateralized Loan Obligations – (continued)
Invesco  U.S. CLO Ltd. , Series 2024-4A, Class A1 (TSFR3M +
1.330%)
$ 2,000,000 5.003%
01/15/38
(a)(b)
$ 2,006,006
Invesco CLO Ltd. , Series 2022-2A, Class A1R (TSFR3M +
1.150%)
4,900,000 4.825
07/20/35
(a)(b)
4,903,494
KKR CLO 46 Ltd. , Series 2023-46A, Class AR (TSFR3M +
1.400%)
7,800,000 5.075
10/20/37
(a)(b)
7,809,157
KKR CLO 47 Ltd. , Series 2024-47A, Class A (TSFR3M +
1.370%)
8,000,000 5.043
01/15/38
(a)(b)
8,016,000
KKR CLO 59 Ltd. , Series 2025-59A, Class A1 (TSFR3M +
1.240%)
7,550,000 4.918
01/15/39
(a)(b)
7,561,325
Madison Park Funding LX Ltd. , Series 2022-60A, Class A1R
(TSFR3M + 1.370%)
8,000,000 5.037
10/25/37
(a)(b)
8,018,000
Magnetite XXI Ltd. , Series 2019-21A, Class AR (TSFR3M +
1.282%)
8,000,000 4.957
04/20/34
(a)(b)
8,007,816
Menlo CLO I Ltd. , Series 2024-1A, Class A1 (TSFR3M +
1.420%)
2,110,000 5.095
01/20/38
(a)(b)
2,113,076
Neuberger Berman Loan Advisers CLO 36R Ltd. , Series 2020-
36RA, Class A (TSFR3M + 1.270%)
10,375,000 4.945
07/20/39
(a)(b)
10,397,171
Neuberger Berman Loan Advisers CLO 51 Ltd. , Series 2022-51A,
Class AR2 (TSFR3M + 1.000%)
5,560,000 4.666
10/23/36
(a)(b)
5,562,485
OCP CLO Ltd. , Series 2024-34A, Class A1 (TSFR3M + 1.360%)
6,075,000 5.033
10/15/37
(a)(b)
6,086,403
Park Avenue Institutional Advisers CLO Ltd. , Series 2017-1A,
Class A1R2 (TSFR3M + 1.070%)
1,927,070 4.716
02/14/34
(a)(b)
1,927,070
Park Blue CLO Ltd. , Series 2025-9A, Class A1 (TSFR3M +
1.350%)
4,450,000 5.025
10/20/38
(a)(b)
4,462,994
RAD CLO 27 Ltd. , Series 2024-27A, Class A1 (TSFR3M +
1.320%)
1,830,000 4.993
01/15/38
(a)(b)
1,834,859
Sculptor CLO XXVIII Ltd. , Series 28A, Class AR (TSFR3M +
1.060%)
7,000,000 4.735
01/20/35
(a)(b)
6,993,707
Symphony CLO 52 Ltd. , Series 2025-52A, Class AR (TSFR3M +
1.150%)
5,975,000 4.815
01/20/36
(a)(b)
5,977,808
Venture 34 CLO Ltd. , Series 2018-34A, Class AR (TSFR3M +
1.280%)
709,376 4.953
10/15/31
(a)(b)
709,900
Vibrant CLO XVI Ltd. , Series 2023-16A, Class A1A2 (TSFR3M
+ 1.250%)
5,200,000 –
07/15/36
(a)(b)(c)
5,200,026
Warwick Capital CLO 3 Ltd. , Series 2024-3A, Class A1 (TSFR3M
+ 1.650%)
5,000,000 5.325
04/20/37
(a)(b)
5,003,000

GOLDMAN SACHS ULTRA SHORT BOND ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Asset- Backed Securities – (continued)
Collateralized Loan Obligations – (continued)
Wellington Management CLO 3 Ltd. , Series 2024-3A, Class A1
(TSFR3M + 1.360%)
$ 7,000,000 5.035%
07/18/37
(a)(b)
$ 7,003,542
243,253,175
Diversified Financial Services – 1.9%
American Express Credit Account Master Trust , Series 2025-2,
Class A
2,750,000 4.280
04/15/30
2,754,241
Chase Auto Owner Trust , Series 2024-5A, Class A3
1,731,191 4.180
08/27/29
(b)
1,732,334
Exeter Automobile Receivables Trust , Series 2025-1A, Class A3
142,323 4.670
08/15/28
142,398
Exeter Automobile Receivables Trust , Series 2025-3A, Class A3
1,450,000 4.780
07/16/29
1,453,186
Ford Credit Auto Lease Trust , Series 2024-B, Class A3
1,229,407 4.990
12/15/27
1,233,113
GMF Floorplan Owner Revolving Trust , Series 2023-1, Class A1
1,500,000 5.340
06/15/28
(b)
1,502,274
Hyundai Auto Lease Securitization Trust , Series 2024-B, Class A3
822,071 5.410
05/17/27
(b)
823,446
Hyundai Auto Receivables Trust , Series 2024-B, Class A3
1,706,349 4.840
03/15/29
1,715,068
Nelnet Student Loan Trust , Series 2016-1A, Class A (SOFR +
0.914%)
153,790 4.527
09/25/65
(a)(b)
153,512
Nissan Auto Lease Trust , Series 2024-A, Class A3
487,285 4.910
04/15/27
487,467
Rhode Island Student Loan Authority , Series 2012-1, Class A1
(SOFR + 1.014%)
155,670 4.607
07/01/31
(a)
155,590
Santander Drive Auto Receivables Trust , Series 2024-4, Class A3
1,353,433 4.850
01/16/29
1,354,985
Santander Drive Auto Receivables Trust , Series 2025-1, Class A3
924,381 4.740
01/16/29
925,588
Santander Drive Auto Receivables Trust , Series 2025-2, Class A2
196,078 4.710
06/15/28
196,121
SFS Auto Receivables Securitization Trust , Series 2026-1A, Class
A3
6,200,000 3.960
07/21/31
(b)
6,146,687
Toyota Auto Receivables Owner Trust , Series 2022-D, Class A3
258,830 5.300
09/15/27
259,454
Toyota Auto Receivables Owner Trust , Series 2023-B, Class A3
804,978 4.710
02/15/28
807,084
Toyota Auto Receivables Owner Trust , Series 2024-C, Class A3
1,792,434 4.880
03/15/29
1,802,966
Toyota Lease Owner Trust , Series 2024-B, Class A3
1,888,935 4.210
09/20/27
(b)
1,889,822
Volkswagen Auto Loan Enhanced Trust , Series 2024-1, Class A2A
591,898 4.650
11/22/27
592,481
Westlake Automobile Receivables Trust , Series 2025-2A, Class
A2A
1,153,524 4.660
09/15/28
(b)
1,155,412
World Omni Auto Receivables Trust , Series 2023-C, Class A3
893,532 5.150
11/15/28
896,857
28,180,086
TOTAL ASSET- BACKED SECURITIES
(Cost $271,497,461)
271,433,261
Principal
Amount Interest Rate Maturity Date Value
a
U.S. Treasury Notes – 6.1%
U.S. Treasury Notes
$ 8,490,000 3.558%
(d)
02/28/27
$ 8,507,245
18,536,700 3.808
(d)
05/31/27
18,304,267
14,056,200 4.375
(d)
07/15/27
14,124,834
10,253,000 2.250
(d)
08/15/27
10,051,144
16,178,500 3.875
(d)
10/15/27
16,160,805
17,597,700 3.375
(d)
02/29/28
17,418,286
7,453,900 3.750
(d)
04/30/28
7,420,125
TOTAL U.S. TREASURY NOTES
(Cost $92,239,608)
91,986,706
a
Mortgage-Backed Securities – 5.7%
a
BANK , Series 2021-BN37, Class ASB
7,775,000 2.487
11/15/64
7,348,291
BANK5 , Series 2023-5YR2, Class A3
6,750,000 6.656
07/15/56
(a)
6,967,928
BBCMS Mortgage Trust , Series 2018-C2, Class ASB
249,651 4.236
12/15/51
248,944
BMARK , Series 2023-V4, Class A3
4,450,000 6.841
11/15/56
(a)
4,624,533
BMO Mortgage Trust , Series 2024-5C3, Class A3
4,450,000 5.739
02/15/57
4,544,417
BX Commercial Mortgage Trust , Series 2024-XL5, Class A
(TSFR1M + 1.392%)
5,247,363 5.019
03/15/41
(a)(b)
5,255,564
BX Trust , Series 2024-BIO, Class A
(TSFR1M + 1.642%)
2,412,000 5.269
02/15/41
(a)(b)
2,410,117
Citigroup Commercial Mortgage Trust , Series 2023-SMRT, Class
A
3,150,000 5.820
06/12/40
(a)(b)
3,201,497
Federal Home Loan Mortgage Corporation
7,141,555 6.500
06/01/54
7,504,274
FHLMC REMIC , Series 2003-2682, Class FB
(SOFR + 1.014%)
79,781 4.657
10/15/33
(a)
80,235
FHLMC REMIC , Series 2003-2711, Class FA
(SOFR + 1.114%)
82,634 4.757
11/15/33
(a)
83,571
FHLMC REMIC , Series 2005-3033, Class FG
(SOFR + 0.464%)
254,107 4.107
09/15/35
(a)
252,954
FHLMC REMIC , Series 2007-3298, Class FC
(SOFR + 0.534%)
59,558 4.177
04/15/37
(a)
59,217
FHLMC REMIC , Series 2007-3314, Class FC
(SOFR + 0.514%)
13,968 4.157
12/15/36
(a)
13,865
FHLMC REMIC , Series 2007-3316, Class FB
(SOFR + 0.414%)
332,449 4.057
08/15/35
(a)
330,282
FHLMC REMIC , Series 2007-3371, Class FA
(SOFR + 0.714%)
68,089 4.357
09/15/37
(a)
68,207
FHLMC REMIC , Series 2009-3593, Class CF
(SOFR + 0.714%)
762,844 4.357
02/15/36
(a)
762,952

GOLDMAN SACHS ULTRA SHORT BOND ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Mortgage-Backed Securities – (continued)
a
FHLMC REMIC , Series 2012-4040, Class FW
(SOFR + 0.484%)
$ 180,053 4.127%
05/15/32
(a)
$ 180,117
FHLMC REMIC , Series 2012-4057, Class FE
(SOFR + 0.564%)
525,706 4.207
06/15/42
(a)
523,037
FHLMC REMIC , Series 2012-4068, Class UF
(SOFR + 0.614%)
129,539 4.257
06/15/42
(a)
128,590
FHLMC REMIC , Series 2012-4098, Class MF
(SOFR + 0.414%)
52,081 4.057
11/15/41
(a)
51,974
FHLMC REMIC , Series 2012-4107, Class MF
(SOFR + 0.514%)
1,109,169 4.157
09/15/42
(a)
1,098,947
FHLMC REMIC , Series 2012-4126, Class GF
(SOFR + 0.514%)
1,695,294 4.157
11/15/42
(a)
1,682,511
FHLMC REMIC , Series 2013-4203, Class QF
(SOFR + 0.364%)
675,435 4.007
05/15/43
(a)
669,990
FHLMC REMIC , Series 2013-4215, Class NF
(SOFR + 0.464%)
516,687 4.107
06/15/43
(a)
507,094
FHLMC REMIC , Series 2013-4248, Class FL
(SOFR + 0.564%)
45,100 4.207
05/15/41
(a)
44,968
FHLMC REMIC , Series 2013-4263, Class FB
(SOFR + 0.514%)
33,235 4.157
11/15/43
(a)
33,087
FHLMC REMIC , Series 2013-4272, Class FD
(SOFR + 0.464%)
32,342 4.107
11/15/43
(a)
32,169
FHLMC REMIC , Series 2018-4787, Class ZS
538,589 5.000
07/01/48
540,939
FHLMC REMIC , Series 2018-4818, Class FC
(SOFR + 0.414%)
151,187 4.057
04/15/48
(a)
147,004
FHLMC REMIC , Series 2018-4852, Class BF
(SOFR + 0.514%)
1,001,157 4.157
12/15/48
(a)
983,487
FHLMC REMIC , Series 2019-4897, Class F
(SOFR + 0.514%)
740,196 4.157
07/15/49
(a)
733,225
FHLMC REMIC , Series 2019-4903, Class F
(SOFR + 0.564%)
118,911 4.207
09/15/48
(a)
116,541
FHLMC REMIC , Series 2019-4906, Class NF
(SOFR + 0.514%)
820,781 4.168
03/15/38
(a)
802,972
FHLMC REMIC , Series 2019-4942, Class FA
(SOFR + 0.614%)
753,255 4.227
01/25/50
(a)
744,816
FHLMC REMIC , Series 2020-5002, Class FJ
(SOFR + 0.514%)
134,227 4.127
07/25/50
(a)
132,438
FHLMC STRIPS , Series 2006-239, Class F22
(SOFR + 0.464%)
106,777 4.107
08/15/36
(a)
106,244
Principal
Amount Interest Rate Maturity Date Value
a
Mortgage-Backed Securities – (continued)
a
FHLMC STRIPS , Series 2006-239, Class F30
(SOFR + 0.414%)
$ 266,941 4.057%
08/15/36
(a)
$ 265,283
FNMA REMIC , Series 2002-53, Class FY
(SOFR + 0.614%)
97,972 4.227
08/25/32
(a)
98,175
FNMA REMIC , Series 2004-54, Class FL
(SOFR + 0.514%)
30,593 4.127
07/25/34
(a)
30,623
FNMA REMIC , Series 2004-54, Class FN
(SOFR + 0.564%)
131,853 4.177
07/25/34
(a)
132,111
FNMA REMIC , Series 2005-120, Class FE
(SOFR + 0.634%)
211,956 4.247
01/25/36
(a)
211,986
FNMA REMIC , Series 2005-87, Class FE
(SOFR + 0.564%)
219,357 4.177
10/25/35
(a)
219,332
FNMA REMIC , Series 2006-110, Class AF
(SOFR + 0.444%)
1,296,570 4.057
11/25/36
(a)
1,289,535
FNMA REMIC , Series 2006-16, Class FC
(SOFR + 0.414%)
40,024 4.027
03/25/36
(a)
39,885
FNMA REMIC , Series 2006-36, Class FB
(SOFR + 0.414%)
30,494 4.027
05/25/36
(a)
30,298
FNMA REMIC , Series 2006-42, Class PF
(SOFR + 0.524%)
46,065 4.137
06/25/36
(a)
46,040
FNMA REMIC , Series 2006-44, Class FP
(SOFR + 0.514%)
513,796 4.127
06/25/36
(a)
512,621
FNMA REMIC , Series 2006-61, Class FD
(SOFR + 0.474%)
93,008 4.087
07/25/36
(a)
92,616
FNMA REMIC , Series 2006-79, Class DF
(SOFR + 0.464%)
196,283 4.077
08/25/36
(a)
195,930
FNMA REMIC , Series 2006-88, Class AF
(SOFR + 0.574%)
227,604 4.187
09/25/36
(a)
227,142
FNMA REMIC , Series 2007-35, Class PF
(SOFR + 0.364%)
38,992 3.977
04/25/37
(a)
38,658
FNMA REMIC , Series 2007-67, Class FB
(SOFR + 0.434%)
94,507 4.047
07/25/37
(a)
93,811
FNMA REMIC , Series 2008-1, Class CF
(SOFR + 0.814%)
35,876 4.427
02/25/38
(a)
36,049
FNMA REMIC , Series 2009-110, Class FG
(SOFR + 0.864%)
91,331 4.477
01/25/40
(a)
91,955
FNMA REMIC , Series 2010-113, Class FA
(SOFR + 0.514%)
75,669 4.127
10/25/40
(a)
75,459

GOLDMAN SACHS ULTRA SHORT BOND ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Mortgage-Backed Securities – (continued)
a
FNMA REMIC , Series 2010-116, Class FE
(SOFR + 0.514%)
$ 99,525 4.127%
10/25/40
(a)
$ 99,205
FNMA REMIC , Series 2010-141, Class FB
(SOFR + 0.584%)
65,490 4.197
12/25/40
(a)
64,957
FNMA REMIC , Series 2010-15, Class FJ
(SOFR + 1.044%)
186,701 4.657
06/25/36
(a)
188,609
FNMA REMIC , Series 2010-39, Class FE
(SOFR + 0.884%)
309,052 4.497
06/25/37
(a)
310,596
FNMA REMIC , Series 2010-39, Class FG
(SOFR + 1.034%)
141,400 4.647
03/25/36
(a)
143,183
FNMA REMIC , Series 2010-46, Class WF
(SOFR + 0.864%)
1,092,884 4.477
05/25/40
(a)
1,096,796
FNMA REMIC , Series 2010-49, Class FB
(SOFR + 0.864%)
94,149 4.477
05/25/40
(a)
94,620
FNMA REMIC , Series 2010-59, Class FN
(SOFR + 0.844%)
1,116,200 4.457
06/25/40
(a)
1,121,594
FNMA REMIC , Series 2011-53, Class FT
(SOFR + 0.694%)
88,408 4.307
06/25/41
(a)
88,130
FNMA REMIC , Series 2011-87, Class FJ
(SOFR + 0.664%)
99,613 4.277
09/25/41
(a)
99,004
FNMA REMIC , Series 2012-101, Class FC
(SOFR + 0.614%)
86,410 4.227
09/25/42
(a)
85,291
FNMA REMIC , Series 2012-14, Class BF
(SOFR + 0.714%)
441,839 4.327
03/25/42
(a)
440,344
FNMA REMIC , Series 2012-37, Class BF
(SOFR + 0.614%)
91,941 4.227
12/25/35
(a)
91,640
FNMA REMIC , Series 2013-10, Class KF
(SOFR + 0.414%)
59,198 4.027
02/25/43
(a)
58,555
FNMA REMIC , Series 2013-130, Class FB
(SOFR + 0.564%)
63,927 4.177
01/25/44
(a)
63,229
FNMA REMIC , Series 2013-19, Class DF
(SOFR + 0.414%)
198,342 4.027
09/25/41
(a)
197,992
FNMA REMIC , Series 2013-2, Class QF
(SOFR + 0.614%)
39,124 4.227
02/25/43
(a)
38,777
FNMA REMIC , Series 2014-17, Class FE
(SOFR + 0.664%)
574,633 4.277
04/25/44
(a)
569,410
FNMA REMIC , Series 2014-28, Class FD
(SOFR + 0.564%)
1,103,303 4.177
05/25/44
(a)
1,099,027
Principal
Amount Interest Rate Maturity Date Value
a
Mortgage-Backed Securities – (continued)
a
FNMA REMIC , Series 2014-47, Class AF
(SOFR + 0.464%)
$ 186,299 4.118%
08/25/44
(a)
$ 185,593
FNMA REMIC , Series 2015-27, Class KF
(SOFR + 0.414%)
39,877 4.027
05/25/45
(a)
39,540
FNMA REMIC , Series 2015-87, Class BF
(SOFR + 0.414%)
225,006 4.027
12/25/45
(a)
221,936
FNMA REMIC , Series 2016-49, Class EF
(SOFR + 0.514%)
501,701 4.127
08/25/46
(a)
498,627
FNMA REMIC , Series 2017-16, Class FA
(SOFR + 0.564%)
527,591 4.177
03/25/47
(a)
518,733
FNMA REMIC , Series 2017-91, Class GF
(SOFR + 0.464%)
1,278,856 4.077
11/25/47
(a)
1,251,330
FNMA REMIC , Series 2018-15, Class JF
(SOFR + 0.414%)
696,398 4.027
03/25/48
(a)
679,064
FNMA REMIC , Series 2018-3385, Class MA
626,289 4.500
06/01/48
610,174
FNMA REMIC , Series 2019-41, Class FM
(SOFR + 0.564%)
810,580 4.177
08/25/49
(a)
800,246
FNMA REMIC , Series 2019-6, Class KF
(SOFR + 0.564%)
1,248,650 4.177
03/25/49
(a)
1,232,525
Government National Mortgage Association , Series 2004-59,
Class FP
(TSFR1M + 0.414%)
213,175 4.040
08/16/34
(a)
213,290
Government National Mortgage Association , Series 2005-4, Class
FA
(TSFR1M + 0.484%)
157,622 4.110
01/16/35
(a)
157,878
Government National Mortgage Association , Series 2007-59,
Class FA
(TSFR1M + 0.614%)
75,303 4.217
10/20/37
(a)
75,537
Government National Mortgage Association , Series 2013-99,
Class PF
(TSFR1M + 0.414%)
1,142,558 4.017
07/20/43
(a)
1,132,471
Government National Mortgage Association , Series 2019-110,
Class F
(TSFR1M + 0.564%)
1,277,338 4.167
09/20/49
(a)
1,262,474
Government National Mortgage Association , Series 2019-56,
Class FB
(TSFR1M + 0.564%)
1,426,561 4.167
05/20/49
(a)
1,411,810
Government National Mortgage Association , Series 2019-58,
Class FA
(TSFR1M + 0.514%)
607,225 4.117
05/20/49
(a)
600,552
GS Mortgage Securities Trust , Series 2019-GC39, Class A3
4,610,235 3.307
05/10/52
4,453,854

GOLDMAN SACHS ULTRA SHORT BOND ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Mortgage-Backed Securities – (continued)
a
J.P. Morgan Chase Commercial Mortgage Securities Trust , Series
2024-OMNI, Class A
$ 4,800,000 5.797%
10/05/39
(a)(b)
$ 4,840,033
LCCM , Series 2017-LC26, Class A4
900,000 3.551
07/12/50
(b)
890,530
Morgan Stanley Capital I , Series 2017-HR2, Class ASB
1,079,057 3.509
12/15/50
1,070,920
Morgan Stanley Capital I Trust , Series 2016-BNK2, Class ASB
18,590 2.860
11/15/49
18,536
UBS Commercial Mortgage Trust , Series 2017-C2, Class ASB
90,211 3.264
08/15/50
89,897
Wells Fargo Commercial Mortgage Trust , Series 2024-1CHI, Class
A
1,018,000 5.307
07/15/35
(a)(b)
1,020,663
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $86,763,542)
85,971,679
a
Certificate of Deposits – 4.1%
Bank of America, National Association
3,346,000 4.140
12/22/26
3,347,271
Barclays PLC
(SOFR + 0.370%)
5,500,000 3.990
10/09/26
(a)
5,504,889
Kookmin Bank
(SOFR + 0.450%)
10,347,000 4.070
02/08/27
(a)
10,348,035
Llyods Bank Corporate Markets PLC
6,679,000 4.130
04/27/27
6,679,735
National Bank of Kuwait
5,500,000 4.420
08/19/26
5,503,685
(SOFR + 0.600%)
6,075,000 4.220
12/11/26
(a)
6,082,299
7,784,000 4.220
01/14/27
(a)
7,789,293
(SOFR + 0.530%)
4,000,000 4.150
02/23/27
(a)
4,002,609
Natixis SA
(SOFR + 0.620%)
4,667,000 4.240
10/29/26
(a)
4,674,654
(SOFR + 0.400%)
9,028,000 4.020
12/04/26
(a)
9,041,156
TOTAL CERTIFICATE OF DEPOSITS
(Cost $62,918,150)
62,973,626
a
U.S. Government Agency Obligations – 0.8%
Federal Home Loan Mortgage Corporation
(SOFR + 0.140%)
9,447,000 3.760
10/06/27
(a)
9,459,353
3,036,000 3.760
10/14/27
(a)
3,033,239
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $12,483,000)
12,492,592
a
Municipal Bonds – 0.2%
California – 0.1%
Los Angeles Unified School District , Series QRR
1,855,000 4.000
07/01/26
1,854,964
Principal
Amount Interest Rate Maturity Date Value
a
Municipal Bonds – (continued)
New York – 0.1%
New York City Transitional Finance Authority Future Tax Secured
Revenue , Series 2
$ 1,000,000 4.330%
11/01/27
(e)
$ 1,001,472
TOTAL MUNICIPAL BONDS
(Cost $2,855,000)
2,856,436
Aaa a
Short-Term Investment – 10.3%
Commercial Paper – 10.3%
Australia and New Zealand Banking Group Ltd.
$ 2,687,000 4.071% 2,590,564
Banco Bilbao Vizcaya Argentaria SA
5,263,000 4.271 5,059,006
Bank of New Zealand
5,446,000 4.260 5,232,953
BASF SE
10,701,000 4.266 10,629,517
Bayer Corp.
8,000,000 4.356 7,866,960
8,211,000 4.097 8,027,648
Commonwealth Bank of Australia
3,643,000 4.058 3,517,972
Constellation Energy Generation, Inc.
3,983,000 3.994 3,981,526
Fedex Corp.
2,018,000 4.251 2,005,953
General Motors Financial Co., Inc.
1,688,000 4.219 1,676,606
Glencore Funding LLC
6,260,000 4.262 6,214,177
HSBC Holdings PLC
2,299,000 3.880 2,299,966
Hyundai Capital America
8,696,000 4.028 8,670,956
Macquarie Bank Ltd.
1,019,000 2.000 1,019,548
5,500,000 4.080 5,428,060
5,170,000 4.215 4,992,772
3,299,000 4.114 3,182,413
National Bank of Canada
(SOFR + 0.330%)
10,000,000 3.950
(a)
10,003,500
Oracle Corp.
4,057,000 4.409 4,029,737
14,236,000 4.476 14,014,203
Paradelle Funding LLC
5,693,000 4.082 5,497,673
Penske Truck Leasing Co.
1,656,000 4.120 1,646,478
Rwe Aktiengesellschaft
6,502,000 4.397 6,484,055
10,000,000 4.669 9,616,800
Swedbank AB
5,105,000 4.169 4,941,078
Targa Resources Corp.
9,283,000 3.955 9,279,927
VW Credit, Inc.

GOLDMAN SACHS ULTRA SHORT BOND ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
**End swaps header**
Principal
Amount Interest Rate Maturity Date Value
Aaa (continued) a (continued)
Short-Term Investment - (continued)
Commercial Paper – (continued)
$ 8,589,000 4.293% $ 8,471,674
TOTAL SHORT-TERM INVESTMENT
(Cost $156,415,976)
156,381,722
Shares
Dividend
Rate Value
aa a
Investment Company – 0.4%
(f)
Goldman Sachs Central Government Fund - Institutional Shares
6,405,345 3.683% 6,405,345
(Cost $6,405,345)
TOTAL INVESTMENTS – 99.2%
(Cost $1,508,765,969)
$ 1,507,855,550
OTHER ASSETS IN EXCESS OF LIABILITIES
– 0.8%
12,130,284
NET ASSETS – 100.0%
$ 1,519,985,834
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a) Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on May 31, 2026.
(b) Exempt from registration under Rule 144A of the Securities
Act of 1933.
(c) Zero coupon bond until next reset date.
(d) Interest rates represent either the stated coupon rate,
annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.
(e) When-issued security.
(f) Represents an affiliated issuer.
Investment Abbreviations:
CLO — Collateralized Loan Obligation
CMT — Constant Maturity Treasury Index
FHLMC — Federal Home Loan Mortgage Corp.
FNMA — Federal National Mortgage Association
GMTN — Global Medium Term Note
LIBOR — London Interbank Offered Rate
LP — Limited Partnership
MTN — Medium Term Note
PLC — Public Limited Company
REIT — Real Estate Investment Trust
SOFR — Secured Overnight Financing Rate
SOFRINDX — Secured Overnight Financing Rate Index
TSFR — Term Secured Overnight Financing Rate

Goldman Sachs Active Fixed Income ETFs
Schedule of Investments
May 31, 2026 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — The Funds’ valuation policy is to value investments at fair value.
Investments and Fair Value Measurements — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price).
GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:
Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable
(including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;
Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).
The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to a Fund’s investments that do not have readily available market quotations, the Trustees have designated the Advisor as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”.) GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.
A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:
Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service. The pricing services may use valuation models or matrix pricing, which consider:
(i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or
(ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.
i. Commercial Paper — Commercial paper normally represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations, finance companies and other issuers. Commercial paper consists of direct U.S. dollar-
denominated obligations of domestic or foreign issuers. Asset-backed commercial paper is issued by a special purpose entity that is organized to issue the commercial paper and to purchase trade receivables or other financial assets.
ii. Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.
Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Goldman Sachs Active Fixed Income ETFs
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.
iii. When-Issued Securities and Forward Commitments — When-issued securities, including TBA (“To Be Announced”) securities, are securities that are authorized but not yet issued in the market and purchased in order to secure what is considered to be an advantageous price or yield to a Fund. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date.
Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of when-issued securities or forward commitments prior to settlement, which may result in a realized gain or loss.
Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Money Market Fund”)
are valued at the NAV per share of the Institutional Share class on the day of valuation. These investments are generally classified as
Level 1 of the fair value hierarchy. For information regarding the Underlying Money Market Fund’s accounting policies and investment holdings, please see the Underlying Money Market Fund’s shareholder report.
Derivative Contracts— A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Portfolio enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Portfolio and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Portfolio, if any, is noted in the Schedules of Investments.
Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy.
Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.
i. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security.
Upon entering into a futures contract, a Portfolio deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Portfolio equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Active Fixed Income ETFs
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
ii. Swap Contracts — Bilateral swap contracts are agreements in which a Portfolio and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Portfolio and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member
(“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Portfolio is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.
A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. The Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If the Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, the
Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. The Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.
As a seller of protection, the Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if the Fund sells protection through a credit default swap, the Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, the Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade.
The Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, the Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement.
The maximum potential amount of future payments (undiscounted) that the Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where the Fund bought credit protection.
B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Active Fixed Income ETFs
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
C. Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of May 31,
2026:
Core Bond ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Fixed Income
Asset- Backed Securities $ — $ 85,881,475 $ —
Collateralized Mortgage Obligations — 28,490,473 —
Corporate Obligations — 121,641,729 —
Foreign Corporate Debt — 13,995,190 —
Mortgage-Backed Securities — 175,460,245 —
Municipal Bond — 822,192 —
Sovereign Debt Obligations — 4,993,715 —
U.S. Treasury Bonds 8,181,454 — —
U.S. Treasury Notes 85,312,261 7,199,117 —
Investment Company 76,279,800 — —
Total
$ 169,773,515 $ 438,484,136 $ —
€ 1.00 € 1.00 € 1.00
Derivative Type
Assets
(a)
Credit Default Swap Contracts $ — $ 25,454 $ —
Futures Contracts 1,045,070 — —
Total
$ 1,045,070 $ 25,454 $ —
€ 1.00 € 1.00 € 1.00
Liabilities
Futures Contracts
(a)
$ (189,618) $ — $ —
€ 1.00 € 1.00 € 1.00
Corporate Bond ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Fixed Income
Corporate Obligations $ — $ 149,245,584 $ —
Foreign Corporate Debt — 22,083,509 —
Sovereign Debt Obligations — 4,590,766 —
U.S. Treasury Bonds 240,731 — —
U.S. Treasury Notes 2,137,492 — —
Investment Company 4,520,273 — —
Total
$ 6,898,496 $ 175,919,859 $ —
€ 1.00 € 1.00 € 1.00
Derivative Type
Assets
(a)
Credit Default Swap Contracts $ — $ 184,188 $ —
Futures Contracts 505,773 — —
Total
$ 505,773 $ 184,188 $ —
€ 1.00 € 1.00 € 1.00
Liabilities
Futures Contracts
(a)
$ (64,971) $ — $ —
€ 1.00 € 1.00 € 1.00
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Active Fixed Income ETFs
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
For further information regarding security characteristics, see the Schedules of Investments.
The Funds’ risks include, but are not limited to, the following:
Foreign Risk — Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which the Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and other governments, or from problems in share registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent the Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact the Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the
Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time.
Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by the Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. Changing interest rates may have unpredictable effects on the markets, may result in heightened market volatility and may detract from Fund performance. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates. Funds with longer average portfolio durations will generally be more sensitive to changes in interest rates than funds with a shorter average portfolio duration. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund. A sudden or unpredictable increase in interest rates may cause volatility in the market and may decrease the liquidity of the Fund’s investments, which would make it harder for the Fund to sell its investments at an advantageous time.
Ultra Short Bond ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Fixed Income
Asset- Backed Securities $ — $ 271,433,261 $ —
Certificate of Deposit — 62,973,626 —
Corporate Obligations — 436,965,665 —
Foreign Corporate Debt — 380,388,518 —
Mortgage-Backed Securities — 85,971,679 —
Municipal Bond — 2,856,436 —
U.S. Government Agency Obligations — 12,492,592 —
U.S. Treasury Notes 91,986,706 — —
Short-Term Investment 6,405,345 156,381,722 —
Total
$ 98,392,051 $ 1,409,463,499 $ —
€ 1.00 € 1.00 € 1.00
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Active Fixed Income ETFs
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Large Shareholder Transaction Risk — Certain shareholders, including other funds advised by the Investment Adviser, may from time to time own a substantial amount of the Fund’s Shares. In addition, a third party investor, the Investment Adviser or an affiliate of the Investment Adviser, an authorized participant, a lead market maker, or another entity (i.e., a seed investor) may invest in the
Fund and hold its investment solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale. Any such investment may be held for a limited period of time. There can be no assurance that any large shareholder would not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund, including on the Fund’s liquidity. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the Cboe BZX and
NYSE Arca and may, therefore, have a material upward or downward effect on the market price of the Shares.
Market and Credit Risks — In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, geopolitical disputes, acts of terrorism, social or political unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade, sanctions or the spread of infectious illness or other public health threats, or the threat or potential of one or more such events and developments, could also significantly impact a
Fund and its investments. Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Market Trading Risk — The Fund faces numerous market trading risks, including disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for Shares. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may pay more for, or receive less than, the underlying value of the Shares, respectively. The Investment Adviser cannot predict whether Shares will trade below, at or above their NAV.
Mortgage-Backed and Other Asset-Backed Securities Risk — Mortgage-related and other asset-backed securities are subject to credit/ default, interest rate and certain additional risks, including "extension risk" (i.e., in periods of rising interest rates, issuers may pay principal later than expected) and "prepayment risk" (i.e., in periods of declining interest rates, issuers may pay principal more quickly than expected, causing the Fund to reinvest proceeds at lower prevailing interest rates). Due to these risks, asset-backed securities may become more volatile in certain interest rate environments. Mortgage-backed securities offered by non-governmental issuers are subject to other risks as well, including failures of private insurers to meet their obligations and unexpectedly high rates of default on the mortgages backing the securities, particularly during periods of rising interest rates. Other asset-backed securities are subject to risks similar to those associated with mortgage-backed securities, as well as risks associated with the nature and servicing of the assets backing the securities. Asset-backed securities may not have the benefit of a security interest in collateral comparable to that of mortgage assets, resulting in additional credit risk.
Municipal Securities Risk — Municipal securities are subject to credit/default risk, interest rate risk and certain additional risks. The
Fund may be more sensitive to adverse economic, business, political, environmental or other developments if it invests a substantial portion of its assets in the bonds of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds). While interest earned on municipal securities is generally not subject to federal tax, any interest earned on taxable municipal securities is fully taxable at the federal level and may be subject to tax at the state level.
Non-Diversification Risk — Goldman Sachs Core Bond ETF and Goldman Sachs Corporate bond ETF are non-diversified, meaning that they are permitted to invest a larger percentage of their assets in one or more issuers or in fewer issuers than diversified funds.
Thus, the Funds may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Active Fixed Income ETFs
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
U.S. Government Securities Risk — The U.S. Government may not provide financial support to U.S. Government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. Government securities issued by the Federal
National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”) and the Federal
Home Loan Banks, are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by the Fund may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that issuers of the U.S.
Government Securities will not have the Funds to meet their payment obligations in the future.
Valuation Risk — The sale price the Fund could receive for a security may differ from the Fund’s valuation of the security, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology. The Fund relies on various sources to calculate its NAV. The information may be provided by third parties that are believed to be reliable, but the information may not be accurate due to errors by such pricing sources, technological issues or otherwise. NAV calculation may also be impacted by operational risks arising from factors such as failures in systems and technology.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)